UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

JUNE 30, 2005

Franklin Templeton Variable Insurance Products Trust

SEMIANNUAL REPORT

FRANKLIN TEMPLETON INVESTMENTS

Franklin • Templeton • Mutual Series

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 3

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES, DATED MAY 1, 2005, OF:

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN LARGE CAP VALUE SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)

The prospectuses for Class 1, Class 2 and Class 3 shares of each Fund of the Trust are amended by adding the following as the third paragraph under the subheading “Risks from market timers” which is found in the section “Additional Information, All Funds,” under the heading “Market Timing Policy:”

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation — Individual Securities” under the heading “Fund Account Polices,” below).

Please keep this supplement for future reference.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Developing Markets Securities Fund – Class 3 delivered a +6.05% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, primarily to predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned 6.26% and 6.81% for the period under review.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of careful fundamental research.

Economic and Market Overview

Emerging markets started 2005 on a positive note with most markets performing well in the first two months. Although stock markets weakened in March and April, a rebound in the reporting period’s last two months led to most markets ending the six-month period higher. Latin American markets stood out, outperforming Asian and Eastern European markets partly due to a weakening dollar against major Latin American currencies.

In Eastern Europe and South Africa, currency movements reduced local currency gains when converted into U.S. dollars during the period under review. Interest rates generally continued on a downward trend in Eastern Europe despite rising rates in the U.S. and Asia as central banks sought to ensure a sustainable economic recovery and inflation pressure remained benign. Expectations for reforms, the beginning of European Union accession talks in October, as well as additional funding from the International Monetary Fund (IMF) and World Bank, drove the Turkish stock market to record strong gains. In South Africa, many companies continued to support the government’s “black economic empowerment” charter.

Asian economic and social developments contributed to positive stock market performances. In China, government efforts to slow down the economy were fairly effective. Inflationary pressures eased and there was slower growth in some areas of the economy. A slower-than-

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Investing in emerging markets is subject to all the risks of foreign investing generally, and have additional, heightened risks, including market and currency fluctuations, economic instability, adverse social and political developments, the relatively smaller size and lesser liquidity of these markets, and less effective or irregular government supervision and regulation of business and industry practices. The Fund’s prospectus also includes a description of the main investment risks.

expected growth in consumer demand in South Korea and high oil prices led that country’s economy to grow 2.7% in first quarter 2005 compared with a year earlier.2 The government expected 2005 gross domestic product growth to be about 4.0%.2

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value, cash flow, and balance sheet. Among factors we consider are a company’s historical value measures, including price/earnings ratio, book value, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

By country, the largest contributor to the Fund’s performance relative to the MSCI EM Index (the Index) was our underweighted position in South Africa. Having no holdings in stocks such as Standard Bank Group, MTN Group and Sanlam resulted in the greatest positive relative results. The Fund’s out-of-benchmark position in Singapore further enhanced performance. In addition, our exposure to Taiwan and exposure and stock selection in South Korea, which was roughly in line with the Index’s, also benefited the Fund. However, our underweighted position in India and no exposure to Egypt negatively impacted the Fund’s relative performance. Egypt’s strong market performance and low liquidity led to a scarcity of undervalued investments that met our investment criteria.

With regard to sectors, our stock selection in capital goods and banks as well as an underweighting relative to the Index in insurance contributed to Fund performance.3 Within the capital goods sector, Singapore’s Keppel and South Korean stocks Samsung Heavy Industries and Hyundai Development enhanced returns. Conversely, our stock selection in food, beverage and tobacco, an overweighted exposure to diversified financials, and an underweighted position in the energy sector produced

2. Source: Bank of Korea.

3. The capital goods sector comprises aerospace and defense, construction and engineering, industrial conglomerates, and machinery in the Statement of Investments (SOI). The banks sector comprises commercial banks in the SOI.

the greatest negative effects on the Fund during the period.4 In the food, beverage and tobacco sector, our positions in brewers Inbev and SABMiller hindered the Fund the most.

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s predominent investment in securities with non-U.S. currency exposure.

During the period, we increased our exposure to Asia, the world’s largest emerging market region. Countries where we made large investments were Taiwan, Thailand, India and Malaysia. Significant purchases included shares of Mega Financial Holding, one of Taiwan’s largest financial holding companies; Siam Commercial Bank, one of Thailand’s largest banks; Premier Image, one of the largest global manufacturers of compact and digital still cameras; and Maxis Communications, one of Malaysia’s leading telecommunications service providers. Conversely, the Fund reduced its holdings in Hong Kong and China Red Chip shares (Hong Kong-listed companies with significant exposure to China) as stocks reached our sell targets. In South Korea, the Fund’s largest purchases included shares of Hana Bank and LG Corporation while sales included POSCO and Samsung Heavy Industries.

Except for investments in Russia’s metals and wireless telecommunications sectors as well as selective purchases in Croatia and Sweden, the Fund reduced its holdings in most European countries. Additions included stocks of Norilsk Nickel, one of the world’s largest precious metals companies; Mobile Telesystems, one of the largest Eastern European and Russian mobile operators; Oriflame, a cosmetic company with sales operations in more than 50 countries; and Pliva, one of Central and Eastern Europe’s largest pharmaceutical companies. Key sales in the region included shares of MOL, Inbev and Cesky Telecom.

4. The food, beverage and tobacco sector comprises beverage, food products and tobacco in the SOI. The diversified financials sector comprises diversified financial services, consumer finance and capital markets in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Developing Markets Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Samsung Electronics Co. Ltd.	4.2%
Semiconductors & Semiconductor Equipment, South Korea

China Mobile (Hong Kong) Ltd., fgn.	2.8%
Wireless Telecommunication Services, China

Remgro Ltd.	2.1%
Diversified Financial Services, South Africa

Anglo American PLC	2.0%
Metals & Mining, South Africa

Petroleo Brasileiro SA, ADR, pfd.	1.8%
Oil, Gas & Consumable Fuels, Brazil

Keppel Corp. Ltd.	1.7%
Industrial Conglomerates, Singapore

Kimberly Clark de Mexico SA de CV, A	1.6%
Household Products, Mexico

Taiwan Mobile Co. Ltd.	1.6%
Wireless Telecommunication Services, Taiwan

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1.6%
Machinery, South Korea

Telekomunikacja Polska SA	1.6%
Diversified Telecommunication Services, Poland

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

In South Africa, the Fund reduced its exposure to brewers and the integrated oil and gas sector via sales of SABMiller and Sasol stocks.

In Latin America, we made additional investments in Mexico while adding exposure to Panama during the period. Our largest purchases in the region included shares of Telefonos de Mexico, Mexico’s only nationwide fixed-line telephony service company and the nation’s leading Internet and local and long distance telephone service provider; Femsa, a Mexican holding company with subsidiaries in the soft drinks, beer and retail industry; and Bladex, a multinational bank mainly providing trade-related financing in Latin America. The Fund repositioned its holdings in Brazil as we added Petroleo Brasileiro (Petrobras) and Centrais Eletricas Brasileiras (Eletrobras), and reduced our exposure to Ambev and Banco Bradesco.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/05

% of Total Net Assets

South Korea	16.4%

Taiwan	14.5%

China	8.6%

South Africa	7.5%

Brazil	7.1%

Singapore	5.2%

Mexico	4.0%

India	3.4%

Thailand	3.0%

Russia	2.9%

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Developing Markets Securities Fund Class 3

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,060.50	$8.99
Hypothetical (5% return before expenses)	$1,000	$1,016.07	$8.80

*Expenses are equal to the annualized expense ratio for the Fund’s Class 3 shares (1.76%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Developing Markets Securities Fund

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73		$7.14	$4.71	$4.78	$5.25	$7.77

Income from investment operations:
Net investment income[b]	0.09		0.11	0.13	0.07	0.08	0.07
Net realized and unrealized gains (losses)	0.44		1.62	2.38	(0.06)	(0.50)	(2.52)

Total from investment operations	0.53		1.73	2.51	0.01	(0.42)	(2.45)

Less distributions from net investment income	(0.14)		(0.14)	(0.08)	(0.08)	(0.05)	(0.07)

Net asset value, end of period	$9.12		$8.73	$7.14	$4.71	$4.78	$5.25

Total return[c]	6.13%		24.83%	53.74%	0.04%	(8.08)%	(31.76)%
Ratios/supplemental data
Net assets, end of period (000’s)	$520,716		$477,290	$359,299	$225,454	$240,289	$301,645
Ratios to average net assets:
Expenses	1.51%	[d]	1.54%	1.55%	1.58%	1.57%	1.56%
Net investment income	2.14%	[d]	1.52%	2.35%	1.45%	1.64%	1.13%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.67		$7.09	$4.69	$4.76	$5.22	$7.74

Income from investment operations:
Net investment income[b]	0.08		0.09	0.11	0.06	0.07	0.06
Net realized and unrealized gains (losses)	0.43		1.63	2.35	(0.06)	(0.49)	(2.53)

Total from investment operations	0.51		1.72	2.46	—	(0.42)	(2.47)

Less distributions from net investment income	(0.12)		(0.14)	(0.06)	(0.07)	(0.04)	(0.05)

Net asset value, end of period	$9.06		$8.67	$7.09	$4.69	$4.76	$5.22

Total return[c]	5.92%		24.71%	52.99%	(0.15)%	(8.08)%	(32.04)%
Ratios/supplemental data
Net assets, end of period (000’s)	$431,213		$327,569	$170,953	$80,952	$64,081	$56,617
Ratios to average net assets:
Expenses	1.76%	[d]	1.79%	1.80%	1.83%	1.82%	1.81%
Net investment income	1.89%	[d]	1.27%	2.10%	1.20%	1.37%	0.88%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)		Period Ended December 31, 2004[c]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.68		$7.13

Income from investment operations:
Net investment income[a]	0.07		0.08
Net realized and unrealized gains (losses)	0.46		1.61

Total from investment operations	0.53		1.69

Less distributions from net investment income	(0.14)		(0.14)

Net asset value, end of period	$9.07		$8.68

Total return[b]	6.05%		24.15%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,215		$12
Ratios to average net assets:
Expenses	1.76%	[d]	1.54%	[d]
Net investment income	1.90%	[d]	1.52%	[d]
Portfolio turnover rate	19.64%		55.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period May 1, 2004 (effective date) to December 31, 2004.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments 90.3%
Austria 1.0%
Bank Austria Creditanstalt	Commercial Banks	92,852	$9,689,100

Belgium 0.5%
Inbev	Beverages	137,132	4,641,033

Brazil 7.1%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	409,386	14,488,171
Centrais Eletricas Brasileiras SA	Electric Utilities	566,124,764	7,979,364
Cia de Bebidas das Americas (AmBev), ADR	Beverages	43,460	1,106,492
Cia de Bebidas das Americas (AmBev), ADR, pfd.	Beverages	211,900	6,547,710
Cia Vale do Rio Doce, ADR, pfd., A	Metals & Mining	195,900	4,975,860
[a]Localiza Rent a Car SA, 144A	Diversified Consumer Services	367,000	1,981,658
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	379,986	17,494,555
Souza Cruz SA	Tobacco	597,225	7,319,749
Suzano Bahia Sul Papel e Celulose SA, pfd., A	Paper & Forest Products	576,595	2,396,817
Unibanco Uniao de Bancos Brasileiros SA, GDR	Commercial Banks	86,400	3,336,768

			67,627,144

China 8.6%
[a]Air China Ltd., 144A	Airlines	1,166,000	393,876
Aluminum Corp. of China Ltd., H	Metals & Mining	10,958,000	6,098,863
Anhui Conch Cement Co. Ltd., H	Construction Materials	3,710,000	3,461,333
[a]Bank of Communications, 144A	Commercial Banks	700,000	252,225
Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	225,179	315,854
China Mobile (Hong Kong) Ltd., fgn.	Wireless Telecommunication Services	7,212,000	26,868,026
China Resources Enterprise Ltd.	Distributors	4,574,000	7,063,320
China Travel International Investment Hong Kong Ltd.	Hotels Restaurants & Leisure	5,018,000	1,517,504
Chongqing Changan Automobile Co. Ltd.	Automobiles	2,054,600	1,131,625
CITIC Pacific Ltd.	Industrial Conglomerates	2,013,959	5,896,082
Denway Motors Ltd.	Automobiles	13,326,234	4,758,849
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	7,726,000	2,187,302
Lenovo Group Ltd.	Computers & Peripherals	3,124,000	924,635
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	17,332,000	12,824,723
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,580,000	5,029,952
TCL Multimedia Technology Holdings Ltd.	Household Durables	2,542,000	474,324
Travelsky Technology Ltd., H	IT Services	3,575,000	3,036,347

			82,234,840

Croatia 0.8%
Pliva d.d., GDR, Reg S	Pharmaceuticals	601,600	7,688,448

Greece 0.3%
Coca-Cola Hellenic Bottling Co. SA	Beverages	64,700	1,756,753
Titan Cement Co.	Construction Materials	40,705	1,256,932

			3,013,685

Hong Kong 2.3%
Cathay Pacific Airways Ltd.	Airlines	460,000	837,617
Cheung Kong Holdings Ltd.	Real Estate	1,184,000	11,541,595
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	572,000	1,704,035
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,132,933	3,126,895
Guoco Group Ltd.	Diversified Financial Services	79,728	820,791

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Hong Kong (cont.)
Hopewell Holdings Ltd.	Transportation Infrastructure	170,000	$436,439
MTR Corp. Ltd.	Road & Rail	1,651,124	3,187,149

			21,654,521

Hungary 2.3%
Borsodchem RT	Chemicals	53,000	590,779
Gedeon Richter Ltd.	Pharmaceuticals	50,356	7,408,015
Magyar Telekom Ltd.	Diversified Telecommunication Services	2,056,600	8,786,865
MOL Magyar Olaj-Es Gazipari RT	Oil, Gas & Consumable Fuels	58,090	4,877,004

			21,662,663

India 3.4%
Gail India Ltd.	Gas Utilities	855,630	4,484,308
Hindustan Lever Ltd.	Household Products	2,477,600	9,323,413
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,292,504	9,112,190
National Aluminum Co. Ltd.	Metals & Mining	105,500	339,007
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	26,400	619,846
Oil & Natural Gas Corp. Ltd., 144A	Oil, Gas & Consumable Fuels	102,071	2,396,526
Tata Motors Ltd.	Machinery	132,000	1,290,549
Tata Tea Ltd.	Food Products	352,278	5,024,266

			32,590,105

Indonesia 0.4%
PT Bank Danamon	Commercial Banks	7,010,000	3,627,100

Malaysia 1.7%
Kuala Lumpur Kepong Bhd.	Food Products	390,600	704,108
Maxis Communications Bhd.	Wireless Telecommunication Services	1,351,764	3,450,555
Resorts World Bhd.	Hotels Restaurants & Leisure	2,046,000	5,115,000
SIME Darby Bhd.	Industrial Conglomerates	2,083,500	3,180,079
Tanjong PLC	Hotels Restaurants & Leisure	241,000	830,816
YTL Corp. Bhd.	Multi-Utilities	727,866	1,024,759
YTL Power International Bhd.	Water Utilities	2,582,736	1,359,335

			15,664,652

Mexico 4.0%
Fomento Economico Mexicano SA de CV (Femsa), ADR	Beverages	210,592	12,544,965
Grupo Bimbo SA de CV, A	Food Products	490,421	1,412,285
Kimberly Clark de Mexico SA de CV, A	Household Products	4,538,033	15,576,463
Telefonos de Mexico SA de CV (Telmex), L, ADR	Diversified Telecommunication Services	467,364	8,828,506

			38,362,219

Panama 0.3%
Banco Latinoamericano de Exportaciones SA, E	Commercial Banks	178,400	3,202,280

Philippines 0.8%
San Miguel Corp., B	Beverages	4,281,893	7,190,673

Poland 2.4%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	524,129	7,911,144
[a]Prokom Software SA	IT Services	5,200	152,616
Telekomunikacja Polska SA	Diversified Telecommunication Services	2,436,600	15,105,154

			23,168,914

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Portugal 0.0%[b]
[a]Jeronimo Martins SGPS SA	Food & Staples Retailing	19,700	$282,467

Russia 2.9%
Lukoil Holdings, ADR	Oil, Gas & Consumable Fuels	278,508	10,243,524
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	156,800	9,502,080
Mobile Telesystems, ADR	Wireless Telecommunication Services	230,400	7,752,960

			27,498,564

Singapore 5.2%
Comfortdelgro Corp. Ltd.	Road & Rail	4,474,000	4,483,817
Fraser & Neave Ltd.	Industrial Conglomerates	1,218,681	11,346,315
Keppel Corp. Ltd.	Industrial Conglomerates	2,182,600	16,178,912
Singapore Press Holdings Ltd.	Media	1,179,000	3,006,405
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,988,000	4,288,063
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	6,052,428	9,942,018

			49,245,530

South Africa 7.5%
Anglo American PLC	Metals & Mining	827,079	19,472,370
Nedbank Group Ltd.	Commercial Banks	723,267	8,078,653
Nedbank Group Ltd., 144A	Commercial Banks	63,958	714,390
Old Mutual PLC	Insurance	4,954,448	10,828,231
Remgro Ltd.	Diversified Financial Services	1,256,110	19,841,257
SABMiller PLC	Beverages	288,574	4,510,594
Sappi Ltd.	Paper & Forest Products	444,920	4,930,195
Sasol Ltd.	Oil, Gas & Consumable Fuels	86,100	2,337,369
The Spar Group Ltd.	Food & Staples Retailing	126,000	459,730

			71,172,789

South Korea 16.4%
CJ Corp.	Food Products	105,870	7,880,126
Daelim Industrial Co.	Construction & Engineering	11,600	621,208
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	791,700	15,191,150
Hana Bank	Commercial Banks	385,890	10,332,676
Hite Brewery Co. Ltd.	Beverages	74,130	6,391,876
Hyundai Development Co.	Construction & Engineering	408,670	9,599,498
Kangwon Land Inc.	Hotels Restaurants & Leisure	665,665	9,523,289
Korea Gas Corp.	Gas Utilities	85,200	2,441,933
[a]LG Card Co. Ltd.	Consumer Finance	109,220	3,631,869
LG Chem Ltd.	Chemicals	195,940	7,159,528
[a]LG Corp.	Industrial Conglomerates	393,000	9,991,204
LG Electronics Inc.	Household Durables	54,640	3,475,410
LG Household & Health Care Ltd.	Household Products	94,360	3,739,739
LG Petrochemical Co. Ltd.	Chemicals	146,810	3,590,423
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	83,368	39,810,335
Samsung Fine Chemicals Co. Ltd.	Chemicals	221,490	4,581,814
Samsung Heavy Industries Co. Ltd.	Machinery	831,100	7,559,837
SK Corp.	Oil, Gas & Consumable Fuels	65,600	3,474,993
SK Telecom Co. Ltd.	Wireless Telecommunication Services	43,610	7,672,325

			156,669,233

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Sweden 0.7%
Oriflame Cosmetics, IDR	Personal Products	302,750	$6,895,738

Taiwan 14.5%
Acer Inc.	Computers & Peripherals	2,056,254	4,057,328
Benq Corp.	Computers & Peripherals	2,134,000	2,068,313
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	3,242,000	6,570,999
D-Link Corp.	Communications Equipment	6,186,787	7,285,467
Delta Electronics Inc.	Electronic Equipment & Instruments	3,212,290	4,984,501
Elan Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,178,776	1,110,883
Giant Manufacturing Co.	Leisure Equipment & Products	50,000	80,663
Kinpo Electronics Inc.	Office Electronics	1,485,200	712,708
Lite-On Technology Corp.	Computers & Peripherals	8,230,700	9,458,484
MediaTek Inc.	Semiconductors & Semiconductor Equipment	1,227,000	10,633,354
Mega Financial Holdings Co. Ltd.	Commercial Banks	20,210,503	13,303,520
Premier Image Technology Corp.	Leisure Equipment & Products	5,481,000	6,212,088
President Chain Store Corp.	Food & Staples Retailing	5,413,144	10,663,936
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,177,000	2,374,597
Siliconware Precision Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	5,247,000	5,168,316
Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	5,417,100	7,627,550
Synnex Technology International Corp.	Electronic Equipment & Instruments	2,085,600	3,035,396
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	14,899,302	15,334,404
Taiwan Semiconductor Manufacturing Co.	Semiconductors & Semiconductor Equipment	8,052,427	14,007,537
UNI-President Enterprises Corp.	Food Products	18,321,600	8,618,527
Yuanta Core Pacific Securities Co.	Capital Markets	7,065,978	5,220,012

			138,528,583

Thailand 3.0%
BEC World Public Co. Ltd., fgn.	Media	7,775,700	2,182,653
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	5,782,800	7,976,276
Land and House Public Co. Ltd., fgn.	Household Durables	7,927,700	1,342,865
Shin Corp. Public Co. Ltd., fgn.	Wireless Telecommunication Services	2,320,194	2,105,439
Siam Cement Public Co. Ltd., fgn.	Construction Materials	639,969	3,747,671
Siam Commercial Bank Public Co. Ltd., fgn.	Commercial Banks	3,185,000	3,622,383
Siam Makro Public Co. Ltd., fgn.	Food & Staples Retailing	372,000	553,612
Thai Airways International Public Co. Ltd., fgn.	Airlines	2,160,200	2,205,939
[a]TMB Bank Public Co. Ltd., fgn.	Commercial Banks	44,202,400	4,385,477
[a]True Corp. Public Co. Ltd., rts., 3/28/08	Diversified Telecommunication Services	344,616	—

			28,122,315

Turkey 2.8%
Arcelik AS, Br.	Household Durables	1,117,826	6,679,231
Migros Turk TAS	Food & Staples Retailing	856,539	6,695,232
Tupras-Turkiye Petrol Rafineleri AS	Oil, Gas & Consumable Fuels	638,260	9,162,545
Turkiye Is Bankasi AS, C	Commercial Banks	757,234	4,439,252

			26,976,260

United Kingdom 1.4%
HSBC Holdings PLC	Commercial Banks	557,777	8,972,265
Provident Financial PLC	Consumer Finance	328,500	4,225,345

			13,197,610

Total Long Term Investments (Cost $656,200,052)			860,606,466

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES/ RIGHTS	VALUE

Short Term Investments (Cost $94,008,657) 9.9%
U.S. Government and Agency Securities 9.9%
[c]U.S. Treasury Bills, 7/07/05 - 9/29/05	94,341,000	$94,004,755

Total Investments (Cost $750,208,709) 100.2%		954,611,221
Other Assets, less Liabilities (0.2)%		(1,466,897)

Net Assets 100.0%		$953,144,324

Selected Portfolio Abbreviations

ADR - American Depository Receipt

GDR - Global Depository Receipt

IDR - International Depository Receipt

PLC - Public Limited Co.

[a]	Non-income producing.
[b]	Rounds to less than 0.05% of net assets.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$750,208,709

Value	954,611,221
Cash	201,972
Foreign currency, at value (cost $1,645,202)	1,649,949
Receivables:
Investment securities sold	1,702,448
Capital shares sold	1,014,370
Dividends	1,795,655
Foreign income tax receivable	159,393

Total assets	961,135,008

Liabilities:
Payables:
Investment securities purchased	5,352,514
Capital shares redeemed	939,458
Affiliates	1,233,398
Deferred taxes	195,810
Other liabilities	269,504

Total liabilities	7,990,684

Net assets, at value	$953,144,324

Net assets consist of:
Distributions in excess of net investment income	$(2,773,983)
Net unrealized appreciation (depreciation)	204,203,844
Accumulated net realized gain (loss)	(96,437,184)
Paid-in capital	848,151,647

Net assets, at value	$953,144,324

Class 1:
Net assets, at value	$520,715,736

Shares outstanding	57,070,868

Net asset value and offering price per share	$9.12

Class 2:
Net assets, at value	$431,213,329

Shares outstanding	47,596,069

Net asset value and offering price per share	$9.06

Class 3:
Net assets, at value	$1,215,259

Shares outstanding	134,018

Net asset value and offering price per share[a]	$9.07

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment Income:
(net of foreign taxes of $1,522,997)
Dividends	$15,220,939
Interest	673,901
Other income (Note 8)	72,428

Total investment income	15,967,268

Expenses:
Management fees (Note 3a)	5,446,501
Administrative fees (Note 3b)	571,991
Distribution fees: (Note 3c)
Class 2	473,108
Class 3	180
Unaffiliated transfer agent fees	4,570
Custodian fees (Note 4)	410,012
Reports to shareholders	123,275
Professional fees	40,768
Trustees’ fees and expenses	2,794
Other	11,010

Total expenses	7,084,209
Expense reductions (Note 4)	(988)

Net expenses	7,083,221

Net investment income	8,884,047

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	51,182,901
Foreign currency transactions	(80,244)

Net realized gain (loss)	51,102,657

Net change in unrealized appreciation (depreciation) on:
Investments	(9,468,264)
Translation of assets and liabilities denominated in foreign currencies	(17,876)
Change in deferred taxes on unrealized appreciation	246,082

Net change in unrealized appreciation (depreciation)	(9,240,058)

Net realized and unrealized gain (loss)	41,862,599

Net increase (decrease) in net assets resulting from operations	$50,746,646

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$8,884,047	$8,948,602
Net realized gain (loss) from investments and foreign currency transactions	51,102,657	50,460,755
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	(9,240,058)	90,694,728

Net increase (decrease) in net assets resulting from operations	50,746,646	150,104,085

Distributions to shareholders from:
Net investment income:
Class 1	(7,605,217)	(7,597,672)
Class 2	(5,680,711)	(4,066,275)
Class 3	(9,713)	(190)

Total distributions to shareholders	(13,295,641)	(11,664,137)

Capital share transactions: (Note 2)
Class 1	22,081,008	32,499,304
Class 2	87,548,304	103,669,110
Class 3	1,193,227	10,000

Total capital share transactions	110,822,539	136,178,414

Net increase (decrease) in net assets	148,273,544	274,618,362
Net assets:
Beginning of period	804,870,780	530,252,418

End of period	$953,144,324	$804,870,780

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,773,983)	$1,637,611

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Developing Markets Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004 the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,807,401	$43,228,168	8,940,486	$67,520,469
Shares issued in reinvestment of distributions	833,905	7,605,217	1,105,920	7,597,672
Shares redeemed	(3,224,385)	(28,752,377)	(5,740,464)	(42,618,837)

Net increase (decrease)	2,416,921	$22,081,008	4,305,942	$32,499,304

Class 2 Shares:
Shares sold	12,680,689	$112,779,691	21,331,545	$159,905,301
Shares issued in reinvestment of distributions	627,010	5,680,711	595,355	4,066,275
Shares redeemed	(3,503,101)	(30,912,098)	(8,236,506)	(60,302,466)

Net increase (decrease)	9,804,598	$87,548,304	13,690,394	$103,669,110

Class 3 Shares:
Shares sold	136,254	$1,226,252	1,403	$10,000
Shares issued in reinvestment of distributions	1,051	9,523	—	—
Shares redeemed	(4,690)	(42,548)	—	—

Net increase (decrease)	132,615	$1,193,227	1,403	$10,000

[a]	For the period May 1, 2004 (effective date) to December 31, 2004, for Class 3.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	over $1 billion, up to and including $5 billion
1.150%	over $5 billion, up to and including $10 billion
1.100%	over $10 billion, up to and including $15 billion
1.050%	over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Prior to May 1, 2005 the Fund paid fees of 1.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$58,738,810
2009	62,323,035
2010	24,246,197

$145,308,042

At December 31, 2004, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2004 of $650,185 and $142,382 respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$761,941,557

Unrealized appreciation	$213,079,848
Unrealized depreciation	(20,410,184)

Net unrealized appreciation (depreciation)	$192,669,664

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $194,216,687 and $162,399,501, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Austria	0.0004	0.0018	0.0004	0.0017	0.0004	0.0018
Belgium	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Brazil	0.0013	0.0114	0.0013	0.0106	0.0013	0.0114
China	0.0000	0.0046	0.0000	0.0043	0.0000	0.0046
Croatia	0.0000	0.0011	0.0000	0.0010	0.0000	0.0011
Czech Republic	0.0003	0.0013	0.0003	0.0012	0.0003	0.0013
Egypt	0.0000	0.0005	0.0000	0.0004	0.0000	0.0005
Greece	0.0000	0.0019	0.0000	0.0018	0.0000	0.0019
Hong Kong	0.0000	0.0134	0.0000	0.0125	0.0000	0.0134
Hungary	0.0007	0.0031	0.0007	0.0028	0.0007	0.0031
India	0.0198	0.0061	0.0198	0.0057	0.0198	0.0061
Indonesia	0.0002	0.0009	0.0002	0.0009	0.0002	0.0009
Luxembourg	0.0000	0.0007	0.0000	0.0007	0.0000	0.0007
Malaysia	0.0000	0.0025	0.0000	0.0023	0.0000	0.0025
Mexico	0.0000	0.0077	0.0000	0.0071	0.0000	0.0077
Philippines	0.0002	0.0006	0.0002	0.0006	0.0002	0.0006
Poland	0.0003	0.0012	0.0003	0.0011	0.0003	0.0012
Russia	0.0007	0.0011	0.0007	0.0010	0.0007	0.0011
Singapore	0.0000	0.0162	0.0000	0.0151	0.0000	0.0162
South Africa	0.0007	0.0527	0.0007	0.0487	0.0007	0.0527
South Korea	0.0034	0.0132	0.0034	0.0122	0.0034	0.0132
Spain	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Taiwan	0.0083	0.0233	0.0083	0.0216	0.0083	0.0233
Thailand	0.0001	0.0021	0.0001	0.0020	0.0001	0.0021
Turkey	0.0000	0.0003	0.0000	0.0003	0.0000	0.0003
United Kingdom	0.0000	0.0024	0.0000	0.0022	0.0000	0.0024

Total	$0.0366	$0.1713	$0.0366	$0.1590	$0.0366	$0.1713

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Foreign Securities Fund – Class 3 had a -0.95% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, had a -0.85% total return for the period under review.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI U.S. Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European or Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, the Fund held investments in a broad array of holdings, sectors and foreign countries. In a difficult first half of 2005, we had several sectors and industries that contributed to our overall results. Fund returns received a significant boost from the industrials sector, where we were just about evenly weighted compared with the benchmark MSCI EAFE Index.6 Although industrials performed well, the Fund in particular benefited from our selections within the sector, allowing our industrials stake to fare better than the Index’s. The Fund’s best performing stocks from the group included BAE Systems, Rolls Royce and Vestas Wind Systems.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

6. In the SOI, the industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, and road and rail.

Energy companies generally benefited from steadily rising oil and other energy commodity prices throughout the first half of 2005. Although our relative underweighting in the energy sector hurt our relative performance, energy was the best performing sector and nonetheless provided positive absolute performance for the Fund.7 Standouts from the Fund’s portfolio included Shell Transport & Trading and SBM Offshore.

We were slightly overweighted versus the index in utilities, which proved to be a strong sector over the reporting period and contributed to the Fund’s results.8 Most utilities companies benefited from healthy earnings growth and the low interest rate environment. Our top performers included U.K. power and gas grid operator National Grid Transco, Spanish electric utility Iberdrola, and France’s Suez, which provides electricity, natural gas, water and waste management services to more than 130 countries.

The Fund was aided somewhat by its significant underweighting in financials stocks.9 This helped us avoid the full impact of the sector’s poor results. Meanwhile, our individual stock selections also helped our relative results because they did better as a group than those held in the index. Kookmin Bank, Hana Bank, National Australia Bank and Swire Pacific were our top performers.

There were some disappointments that detracted from our overall results. The consumer discretionary sector performed poorly, and our overweighting compared to the index hindered relative Fund returns.10 Sony, British Sky Broadcasting and Compass Group were our worst performing stocks within the group.

We were also overweighted in materials stocks, where sector performance was weak.11 Our individual stock selections also dampened Fund returns. Fund holdings such as Canadian aluminum producer Alcan, and Finnish paper and forest products companies UPM-Kymmene and Stora Enso suffered losses over the six-month period.

Telecommunication services was a detriment to Fund returns as we were overweighted in this poor performing sector.12 Unfortunately,

7. In the SOI, the energy sector comprises energy equipment and services; and oil, gas and consumable fuels.

8. In the SOI, the utilities sector comprises electric utilities, gas utilities and multi-utilities.

9. In the SOI, the financials sector comprises commercial banks, diversified financial services, capital markets, insurance and real estate.

10. In the SOI, the consumer discretionary sector comprises automobiles; auto components; hotels, restaurants and leisure; household durables; and media.

11. In the SOI, the materials sector comprises chemicals, construction materials, metals and mining, and paper and forest products.

12. In the SOI, the telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services.

Top 10 Holdings

Templeton Foreign Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Cheung Kong Holdings Ltd.	2.4%
Real Estate, Hong Kong

Sanofi-Aventis	1.8%
Pharmaceuticals, France

Shell Transport & Trading Co. PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

GlaxoSmithKline PLC	1.5%
Pharmaceuticals, U.K.

Samsung Electronics Co. Ltd.	1.5%
Semiconductors & Semiconductor Equipment, South Korea

Sony Corp.	1.5%
Household Durables, Japan

Compass Group PLC	1.4%
Hotels, Restaurants & Leisure, U.K.

Electrolux AB, B	1.4%
Household Durables, Sweden

Nippon Telegraph & Telephone Corp.	1.4%
Diversified Telecommunication Services, Japan

British Sky Broadcasting Group PLC	1.3%
Media, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund holdings such as Vodafone Group, Telefonica, SK Telecom and Telenor all posted negative returns this reporting period.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s primary investment in securities with non-U.S. currency exposure.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Foreign Securities Fund – Class 3

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$990.50	$5.08
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 3 shares (1.03%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.53	$12.37	$9.51	$11.85	$18.78	$22.25

Income from investment operations:
Net investment income[b]	0.20	0.26	0.19	0.22	0.23	0.40
Net realized and unrealized gains (losses)	(0.31)	2.05	2.87	(2.37)	(5.23)	(0.95)

Total from investment operations	(0.11)	2.31	3.06	(2.15)	(5.00)	(0.55)

Less distributions from:
Net investment income	(0.19)	(0.15)	(0.20)	(0.19)	(0.26)	(0.43)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.19)	(0.15)	(0.20)	(0.19)	(1.93)	(2.92)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.23	$14.53	$12.37	$9.51	$11.85	$18.78

Total return[c]	(0.75)%	18.87%	32.55%	(18.40)%	(15.75)%	(2.19)%
Ratios/supplemental data
Net assets, end of period (000’s)	$485,455	$506,456	$472,665	$397,420	$565,220	$776,495
Ratios to average net assets:
Expenses	0.78% [e]	0.82%	0.87%	0.88%	0.90%	0.87%
Net investment income	2.91% [e]	1.95%	1.81%	1.97%	1.59%	2.08%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.24	$9.42	$11.74	$18.67	$22.13

Income from investment operations:
Net investment income[b]	0.19	0.22	0.15	0.17	0.18	0.31
Net realized and unrealized gains (losses)	(0.32)	2.03	2.85	(2.32)	(5.21)	(0.90)

Total from investment operations	(0.13)	2.25	3.00	(2.15)	(5.03)	(0.59)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.18)	(0.17)	(0.23)	(0.38)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.17)	(0.14)	(0.18)	(0.17)	(1.90)	(2.87)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.05	$14.35	$12.24	$9.42	$11.74	$18.67

Total return[c]	(0.90)%	18.53%	32.21%	(18.56)%	(15.99)%	(2.38)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,756,253	$1,445,928	$653,594	$299,760	$225,505	$187,115
Ratios to average net assets:
Expenses	1.03% [e]	1.07%	1.12%	1.13%	1.15%	1.12%
Net investment income	2.66% [e]	1.70%	1.56%	1.72%	1.32%	1.66%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) -Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)	Period Ended December 31, 2004[e]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.48

Income from investment operations:
Net investment income[a]	0.20	0.09
Net realized and unrealized gains (losses)	(0.34)	1.92

Total from investment operations	(0.14)	2.01

Less distributions from net investement income	(0.18)	(0.14)

Redemption fees	— [d]	—	[d]

Net asset value, end of period	$14.03	$14.35

Total return[b]	(0.95)%	16.25%
Ratios/supplemental data
Net assets, end of period (000’s)	$30,214	$16,559
Ratios to average net assets:
Expenses[c]	1.03%	1.07%
Net investment income[c]	2.66%	1.70%
Portfolio turnover rate	5.40%	10.91%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Amount is less than $0.01 per share.
[e]	For the period May 1, 2004 (effective date) to December 31, 2004.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 81.0%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	3,544,411	$18,223,356
[a]Rolls-Royce Group PLC	United Kingdom	1,729,900	8,901,914
Rolls-Royce Group PLC, B	United Kingdom	86,495,000	155,726

			27,280,996

Air Freight & Logistics 0.8%
Deutsche Post AG	Germany	753,313	17,592,039

Airlines 0.6%
Qantas Airways Ltd.	Australia	4,972,187	12,759,099

Auto Components 0.9%
GKN PLC	United Kingdom	4,440,200	20,522,234

Automobiles 0.4%
Volkswagen AG	Germany	181,815	8,304,817

Capital Markets 1.4%
Amvescap PLC	United Kingdom	2,575,100	15,361,751
Nomura Holdings Inc.	Japan	1,327,730	15,895,865

			31,257,616

Chemicals 1.9%
Akzo Nobel NV	Netherlands	329,003	12,969,832
BASF AG	Germany	324,369	21,586,660
Lonza Group AG	Switzerland	173,400	9,598,011

			44,154,503

Commercial Banks 7.4%
Banco Santander Central Hispano SA	Spain	1,919,500	22,273,586
[a]Bank of Communications, 144A	China	4,184,000	1,507,583
DBS Group Holdings Ltd.	Singapore	1,312,000	11,125,897
Hana Bank	South Korea	684,000	18,314,935
Kookmin Bank, ADR	South Korea	314,560	14,337,645
Lloyds TSB Group PLC	United Kingdom	1,387,500	11,757,000
Mitsubishi Tokyo Financial Group Inc.	Japan	1,235	10,484,798
National Australia Bank Ltd.	Australia	865,300	20,267,291
Nordea Bank AB, FDR	Sweden	2,135,083	19,259,536
Shinsei Bank Ltd.	Japan	4,461,000	24,067,827
Shinsei Bank Ltd., 144A	Japan	529,000	2,854,042
Sumitomo Mitsui Financial Group Inc.	Japan	1,646	11,137,676

			167,387,816

Commercial Services & Supplies 1.8%
Rentokil Initial PLC	United Kingdom	6,633,900	18,985,069
Securitas AB, B	Sweden	1,352,080	22,578,208

			41,563,277

Computers & Peripherals 1.2%
Compal Electronics Inc.	Taiwan	11,949,000	11,864,122
Lite-On Technology Corp.	Taiwan	9,104,000	10,462,055
NEC Corp.	Japan	1,058,000	5,727,174

			28,053,351

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Construction Materials 0.6%
Cemex SA, ADR	Mexico	315,900	$13,400,478

Diversified Financial Services 0.9%
ING Groep NV	Netherlands	728,310	20,594,839

Diversified Telecommunication Services 6.7%
BCE Inc.	Canada	815,260	19,298,457
China Telecom Corp. Ltd., H	China	39,562,000	14,255,017
Chunghwa Telecom Co. Ltd., ADR	Taiwan	728,900	15,620,327
KT Corp., ADR	South Korea	420,880	9,048,920
Nippon Telegraph & Telephone Corp.	Japan	7,388	31,660,953
Telefonica SA, ADR	Spain	361,830	17,693,464
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	1,561,938	29,505,009
Telenor ASA	Norway	2,003,100	16,015,604

			153,097,751

Electric Utilities 2.7%
E.ON AG	Germany	188,653	16,818,868
Endesa SA	Spain	547,398	12,856,186
Hong Kong Electric Holdings Ltd.	Hong Kong	3,653,500	16,690,484
Iberdrola SA, Br.	Spain	528,222	13,946,160

			60,311,698

Electrical Equipment 0.5%
[a]Vestas Wind Systems AS	Denmark	502,800	8,349,040
[a]Vestas Wind Systems AS, 144A	Denmark	167,600	2,783,013

			11,132,053

Electronic Equipment & Instruments 2.0%
Hitachi Ltd.	Japan	3,361,867	20,442,966
Mabuchi Motor Co. Ltd.	Japan	303,100	17,473,917
Venture Corp. Ltd.	Singapore	903,000	8,567,871

			46,484,754

Energy Equipment & Services 0.4%
SBM Offshore NV	Netherlands	115,874	7,949,732

Food & Staples Retailing 1.1%
Boots Group PLC	United Kingdom	2,229,200	24,320,288

Food Products 2.1%
Nestle SA	Switzerland	78,278	20,030,570
Unilever PLC	United Kingdom	2,751,334	26,541,863

			46,572,433

Gas Utilities 0.4%
Centrica PLC	United Kingdom	2,353,400	9,770,525

Health Care Equipment & Supplies 0.8%
Olympus Corp.	Japan	956,000	18,371,346

Hotels Restaurants & Leisure 1.4%
Compass Group PLC	United Kingdom	7,696,340	32,331,770

Household Durables 4.3%
Electrolux AB, B	Sweden	1,509,600	32,162,715
Koninklijke Philips Electronics NV	Netherlands	951,239	24,055,775

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables (cont.)
Persimmon PLC	United Kingdom	614,500	$8,597,562
Sony Corp.	Japan	956,454	32,963,319

			97,779,371

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	Hong Kong	1,962,000	17,736,863
Siemens AG	Germany	148,670	10,865,349
Smiths Group PLC	United Kingdom	1,293,800	21,300,267

			49,902,479

Insurance 5.2%
ACE Ltd.	Bermuda	558,903	25,066,799
AMP Ltd.	Australia	3,157,400	15,555,234
AXA SA	France	479,792	11,999,880
AXA SA, 144A	France	40,480	1,012,429
Old Mutual PLC	South Africa	350,000	764,945
Sompo Japan Insurance Inc.	Japan	1,694,000	17,117,286
Swiss Reinsurance Co.	Switzerland	493,655	30,347,959
XL Capital Ltd., A	Bermuda	232,228	17,282,408

			119,146,940

IT Services 0.9%
Satyam Computers Services Ltd.	India	1,738,866	20,298,436

Machinery 0.7%
Volvo AB, B	Sweden	369,264	15,025,906

Media 5.2%
British Sky Broadcasting Group PLC	United Kingdom	3,224,600	30,471,982
Pearson PLC	United Kingdom	2,229,000	26,254,770
Reed Elsevier NV	Netherlands	877,400	12,230,199
VNU NV	Netherlands	986,470	27,536,890
Wolters Kluwer NV	Netherlands	380,280	7,279,363
Yell Group PLC	United Kingdom	2,000,000	15,236,201

			119,009,405

Metals & Mining 1.7%
Alcan Inc.	Canada	55,334	1,661,240
Barrick Gold Corp.	Canada	701,894	17,531,594
BHP Billiton Ltd.	Australia	879,750	12,158,460
POSCO, ADR	South Korea	165,547	7,279,102

			38,630,396

Multi-Utilities 1.8%
National Grid Transco PLC	United Kingdom	1,742,960	16,907,846
Suez SA	France	861,400	23,378,549

			40,286,395

Oil, Gas & Consumable Fuels 5.3%
BP PLC	United Kingdom	2,849,920	29,662,735
Eni SpA	Italy	845,840	21,809,971
Repsol YPF SA	Spain	902,215	23,099,848

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	3,458,953	$33,631,550
Total SA, B	France	54,077	12,713,607

			120,917,711

Paper & Forest Products 2.3%
Stora Enso OYJ, R	Finland	1,731,630	22,047,267
UPM-Kymmene Corp.	Finland	1,580,979	30,320,669

			52,367,936

Pharmaceuticals 5.3%
GlaxoSmithKline PLC	United Kingdom	1,380,189	33,403,833
Ono Pharmaceutical Co. Ltd.	Japan	299,000	14,189,282
Sanofi-Aventis	France	500,723	41,138,716
Shire Pharmaceuticals Group PLC	United Kingdom	928,000	10,174,235
Takeda Pharmaceutical Co. Ltd.	Japan	445,800	22,121,075

			121,027,141

Real Estate 3.3%
Cheung Kong Holdings Ltd.	Hong Kong	5,614,137	54,726,430
Swire Pacific Ltd., B	Hong Kong	12,648,627	20,509,043

			75,235,473

Road & Rail 0.2%
East Japan Railway Co.	Japan	1,100	5,656,803

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd.	South Korea	69,750	33,307,395
Taiwan Semiconductor Manufacturing Co.	Taiwan	5,757,379	10,015,204

			43,322,599

Software 1.6%
[a]Check Point Software Technologies Ltd.	Israel	842,050	16,672,590
Nintendo Co. Ltd.	Japan	196,000	20,512,450

			37,185,040

Wireless Telecommunication Services 1.9%
China Mobile (Hong Kong) Ltd., fgn.	China	2,932,000	10,923,052
SK Telecom Co. Ltd., ADR	South Korea	546,520	11,149,008
Vodafone Group PLC, ADR	United Kingdom	835,590	20,321,549

			42,393,609

Total Common Stocks (Cost $1,550,596,933)			1,841,399,055

Preferred Stocks 0.7%
Automobiles 0.3%
Volkswagen AG, pfd.	Germany	160,254	5,603,897

Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	398,376	10,118,750

Total Preferred Stocks (Cost $8,049,893)			15,722,647

Mutual Fund (Cost $6,368,163) 0.6%
Diversified Financial Services 0.6%
Rodamco Europe NV	Netherlands	164,000	13,444,249

Total Long Term Investments (Cost $1,565,014,989)			1,870,565,951

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Short Term Investment (Cost $399,885,671) 17.6%
Money Fund 17.6%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	399,885,671	$399,885,671

Total Investments (Cost $1,964,900,660) 99.9%			2,270,451,622
Other Assets, less Liabilities 0.1%			1,469,877

Net Assets 100.0%			$2,271,921,499

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FDR -  Foreign Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,565,014,989
Cost - Sweep Money Fund (Note 7)	399,885,671

Total cost of investments	$1,964,900,660

Value - Unaffiliated issuers	$1,870,565,951
Value - Sweep Money Fund (Note 7)	399,885,671

Total value of investments	2,270,451,622
Cash	797,845
Receivables:
Capital shares sold	3,769,625
Dividends	4,212,585

Total assets	2,279,231,677

Liabilities:
Payables:
Investment securities purchased	2,352,422
Capital shares redeemed	2,034,907
Affiliates	1,991,032
Deferred taxes	423,158
Other liabilities	508,659

Total liabilities	7,310,178

Net assets, at value	$2,271,921,499

Net assets consist of:
Undistributed net investment income	$25,940,406
Net unrealized appreciation (depreciation)	305,095,588
Accumulated net realized gain (loss)	(74,637,211)
Paid-in capital	2,015,522,716

Net assets, at value	$2,271,921,499

Class 1:
Net assets, at value	$485,454,525

Shares outstanding	34,124,323

Net asset value and offering price per share	$14.23

Class 2:
Net assets, at value	$1,756,253,227

Shares outstanding	124,969,190

Net asset value and offering price per share	$14.05

Class 3:
Net assets, at value	$30,213,747

Shares outstanding	2,152,799

Net asset value and offering price per share[a]	$14.03

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $3,072,903)
Unaffiliated issuers	$34,757,318
Sweep Money Fund (Note 7)	3,863,053
Other income (Note 9)	30,606

Total investment income	38,650,977

Expenses:
Management fees (Note 3a)	6,276,180
Administrative fees (Note 3b)	1,070,060
Distribution fees: (Note 3c)
Class 2	1,975,861
Class 3	27,211
Unaffiliated transfer agent fees	10,842
Custodian fees (Note 4)	293,175
Reports to shareholders	380,182
Professional fees	55,496
Trustees’ fees and expenses	5,794
Other	34,141

Total expenses	10,128,942
Expense reductions (Note 4)	(42)

Net expenses	10,128,900

Net investment income	28,522,077

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	33,540,857
Foreign currency transactions	(303,343)

Net realized gain (loss)	33,237,514

Net change in unrealized appreciation (depreciation) on:
Investments	(79,054,050)
Translation of assets and liabilities denominated in foreign currencies	(424,994)
Change in deferred taxes on unrealized appreciation	(253,577)

Net change in unrealized appreciation (depreciation)	(79,732,621)

Net realized and unrealized gain (loss)	(46,495,107)

Net increase (decrease) in net assets resulting from operations	$(17,973,030)

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$28,522,077	$26,110,404
Net realized gain (loss) from investments and foreign currency transactions	33,237,514	39,378,493
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(79,732,621)	215,691,763

Net increase (decrease) in net assets resulting from operations	(17,973,030)	281,180,660
Distributions to shareholders from:
Net investment income:
Class 1	(6,459,354)	(5,478,306)
Class 2	(20,723,612)	(10,189,845)
Class 3	(354,063)	(37,708)

Total distributions to shareholders	(27,537,029)	(15,705,859)
Capital share transactions: (Note 2)
Class 1	(10,663,190)	(43,045,841)
Class 2	344,950,963	605,495,077
Class 3	14,200,439	14,758,051

Total capital share transactions	348,488,212	577,207,287

Redemption fees	493	1,304

Net increase (decrease) in net assets	302,978,646	842,683,392
Net assets:
Beginning of period	1,968,942,853	1,126,259,461

End of period	$2,271,921,499	$1,968,942,853

Undistributed net investment income included in net assets:
End of period	$25,940,406	$24,955,358

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Foreign Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Guarantees and Indemnifications (cont.)

with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,490,574	$21,522,495	2,258,527	$29,175,787
Shares issued in reinvestment of distributions	453,606	6,459,354	437,215	5,478,306
Shares redeemed	(2,674,840)	(38,645,039)	(6,039,270)	(77,699,934)

Net increase (decrease)	(730,660)	$(10,663,190)	(3,343,528)	$(43,045,841)

Class 2 Shares:
Shares sold	28,077,534	$400,330,164	59,591,849	$761,455,379
Shares issued in reinvestment of distributions	1,472,894	20,723,612	821,762	10,189,845
Shares redeemed	(5,318,623)	(76,102,813)	(13,067,398)	(166,150,147)

Net increase (decrease)	24,231,805	$344,950,963	47,346,213	$605,495,077

Class 3 Shares:[a]
Shares sold	1,054,190	$14,985,206	1,203,190	$15,372,770
Shares issued in reinvestment of distributions	25,189	353,916	3,035	37,599
Shares redeemed	(80,643)	(1,138,683)	(52,162)	(652,318)

Net increase (decrease)	998,736	$14,200,439	1,154,063	$14,758,051

[a]	For the period May 1, 2004 (effective date) to December 31, 2004.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$41,357,645
2011	66,483,700

$107,841,345

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $33,378. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,964,900,660

Unrealized appreciation	363,570,694
Unrealized depreciation	(58,019,732)

Net unrealized appreciation (depreciation)	$305,550,962

Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $319,185,769 and $96,224,896, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Foreign Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0002	0.0101	0.0002	0.0092	0.0002	0.0098
Bermuda	0.0000	0.0031	0.0000	0.0028	0.0000	0.0030
Brazil	0.0002	0.0013	0.0002	0.0011	0.0002	0.0012
Canada	0.0008	0.0038	0.0008	0.0034	0.0008	0.0036
China	0.0000	0.0007	0.0000	0.0006	0.0000	0.0007
Finland	0.0036	0.0167	0.0036	0.0150	0.0036	0.0161
France	0.0022	0.0114	0.0022	0.0103	0.0022	0.0110
Germany	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Hong Kong	0.0000	0.0098	0.0000	0.0089	0.0000	0.0095
India	0.0000	0.0013	0.0000	0.0012	0.0000	0.0012
Italy	0.0007	0.0036	0.0007	0.0032	0.0007	0.0035
Japan	0.0008	0.0082	0.0008	0.0074	0.0008	0.0080
Mexico	0.0000	0.0049	0.0000	0.0044	0.0000	0.0047
Netherlands	0.0024	0.0119	0.0024	0.0108	0.0024	0.0115
New Zealand	0.0006	0.0031	0.0006	0.0028	0.0006	0.0030
Norway	0.0002	0.0010	0.0002	0.0009	0.0002	0.0009
Singapore	0.0000	0.0010	0.0000	0.0009	0.0000	0.0009
South Korea	0.0021	0.0095	0.0021	0.0086	0.0021	0.0092
Spain	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Sweden	0.0019	0.0107	0.0019	0.0096	0.0019	0.0103
Switzerland	0.0009	0.0046	0.0009	0.0041	0.0009	0.0044
Taiwan	0.0014	0.0047	0.0014	0.0043	0.0014	0.0046
United Kingdom	0.0022	0.0567	0.0022	0.0509	0.0022	0.0549

Total	$0.0230	$0.1955	$0.0230	$0.1762	$0.0230	$0.1888

TEMPLETON GLOBAL INCOME SECURITIES FUND

This semiannual report for Templeton Global Income Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Global Income Securities Fund – Class 3 had a -1.36% total return from inception on 4/1/05 through 6/30/05.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Income Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Fund Goal and Main Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s return was comparable to that of its benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global (the Index), which had a -3.55% total return in U.S. dollar terms for the year under review.1

Economic and Market Overview

During the six months ended June 30, 2005, U.S. economic growth continued to be above long-term averages, registering 3.8% annualized growth in gross domestic product (GDP) in the first quarter compared with a year earlier, and an estimated 3.4% annualized in the second quarter.2 Characteristic of above-average growth, the labor market tightened, high capacity utilization rates stimulated investment growth, consumption trends remained strong, and signs of increased inflationary pressures solidified. Consequently, the Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 3.25% during the reporting period. Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a $55 billion monthly level by May 2005.3 While higher oil prices negatively impacted the deficit, the underlying trade balance (not including oil) also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region. For example, the U.S. trade deficit with the Pacific Rim increased 14% from a year earlier.2 Furthermore, the U.S. current account deficit reached a record 6.4% of GDP in first quarter 2005.2

As could be expected from the U.S. balance of payment figures, Asia’s trade dynamics remained favorable. Chinese exports rose more than

1. Source: J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: U.S. Bureau of Economic Analysis.

3. Source: U.S. Census Bureau.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

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30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.4 These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia’s foreign reserve accumulation. Chinese imports were strong, reflecting large needs for production activity, as well as for construction for longer-term trends like urbanization, which benefited regional trading partners. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic growth conditions. Largely as a result, Australia’s central bank raised interest rates 25 basis points to 5.50%, and New Zealand’s central bank increased rates 25 basis points to 6.75%. In addition, the central bank of Thailand raised rates 50 basis points during the period.

In contrast to robust growth in the U.S. and Asia, the 12-country euro zone’s economic activity was lackluster, driven by weak domestic demand. Euro-zone GDP for first quarter 2005 grew 1.3% compared with a year earlier, and growth expectations declined during the period.5 Inflation, however, generally remained stable, and the European Central Bank left interest rates unchanged at 2.00% for the 24th consecutive month. Growth among other (non-euro) European economies, on the other hand, was more dynamic. In Norway, high oil prices benefited the business cycle, which is heavily dependent on oil exports, while consumption and investment trends supported strengthening GDP growth; this helped economic growth outside the country’s oil sector rise 4.2% in first quarter 2005.6 Although inflation rates remained low, strong aggregate demand and rising capacity constraints prompted Norway’s central bank to raise interest rates. Sweden’s economic growth lagged Norway’s given greater excess capacity, particularly in the labor market, and greater export sensitivity to euro-zone growth. Combined with low underlying inflationary pressures, Sweden’s central bank reduced rates during the period.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates, and credit risks. In considering these factors, we evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects,

4. Source: Customs General Administration of China.

5. Source: Eurostat.

6. Source: Statistics Norway.

*The Fund’s EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands and Spain.

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global trade patterns and government policies. We intend to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return is influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Over the six-month period, international yield curves generally flattened and local bond markets performed well. The Fund’s overall shorter duration positioning relative to the Index worked against Fund performance in certain bond markets, such as the U.S, where the sub-index of the JPM GBI Global rose 3.38%.7 Outside the U.S., we continued to find opportunities to take advantage of interest rate developments. For example, Poland’s weaker-than-expected growth in first quarter 2005 combined with rapid disinflation as price shocks from European Monetary Union (EMU) entry faded, allowing Poland’s central bank to reduce interest rates by 150 basis points to 5.00%, which in turn supported bond market returns of 8.62% in local currency terms.7 Interest rate reductions in Sweden had a similar impact on its local market returns. Although its inflation remained at low levels, Sweden’s export growth slowed over the period, failing to offset the country’s softening domestic demand and prompting the country’s central bank to reduce the interest rate 50 basis points to 1.50%. The Swedish yield curve shifted downward over the period and local bond markets rose 6.56%.7 Additionally, softening global growth conditions supported the Canadian bond market which, given the Canadian economy’s strong link to the U.S. economy, rose 5.64% in local currency terms, benefiting the Fund’s performance relative to the Index.7 However, weakness in some currency markets offset these strong local market gains, particularly in Sweden and Poland.

Currency Strategy

Given global economic imbalances between the U.S. and Asia, we reduced the Fund’s euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves seeking to position the Fund for potential appreciation of Asian currencies against the U.S. dollar

7. Source: J.P. Morgan.

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largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positioning in Asian currencies over the six-month period helped offset currency weakness in Europe. In particular, the euro weakened 10.93% against the U.S. dollar. Euro weakness in part reflected tepid growth conditions, but also political developments regarding the failed European Union constitutional referendum in several core euro-zone countries. This impact was also felt by other, non-euro European currencies over the period, which weighed negatively on Fund performance versus the Index given our decision to overweight other European currencies.

Within Asia, the Fund continued to hold a basket of non-Japan Asian currencies while avoiding exposure to the Japanese yen. This allocation generally outperformed the yen over the six-month period, benefiting relative performance. For example, the South Korean won rose 0.16% against the U.S. dollar, bringing bond market returns in U.S. dollar terms to -0.09% according to the HSBC Asian Local Bond Index.8 This compares to the Japanese bond market, which fell 5.72% in U.S. dollar terms over the period along with 7.53% yen depreciation against the U.S. dollar.8 While Asian regional growth slowed somewhat from 2004’s robust levels, there were early signs of the region’s changing economic patterns, with growth relying less on exports and more on domestic sources. For example, South Korean consumer confidence indicators showed signs of recovery following a two-year slump while South Korean export growth slowed.

Global Sovereign Debt Strategy

The Fund also purchased investment-grade and sub-investment grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt continued to generate strong returns, rising 5.11% over the period, as measured by the JPM Emerging Markets Bond Index Global (EMBIG).9 Sovereign interest rate spreads narrowed from 347 basis points greater than the U.S. Treasury market on December 31, 2004, to 297 basis points at period-end. Regionally, Latin American sovereign debt rose 4.36%, eastern Europe 7.33% and Asia 5.06%.7 Euro-denominated markets also rose during the first six months of 2005, gaining 5.07% in euro terms as measured by the JPM Euro EMBIG, yet declined in U.S. dollar terms given the euro’s volatility.9

8. Source: HSBC. Please see Index Descriptions following the Fund Summaries.

9. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Thank you for your participation in Templeton Global Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the period indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Global Income Securities Fund – Class 3

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In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value Actual 3/31/05 Hypothetical 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* Actual 3/31/05-6/30/05 Hypothetical 12/31/04-6/30/05
Actual	$1,000	$986.40	$2.43
Hypothetical (5% return before expenses)	$1,000	$1,019.93	$4.91

*Expenses are equal to the annualized expense ratio for the Fund’s Class 3 shares (0.98%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 91/365 to reflect the number of days since effective date.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.80		$15.54	$13.67	$11.39	$11.53		$11.07

Income from investment operations:
Net investment income[a]	0.30		0.66	0.69	0.59	0.59	[c]	0.68
Net realized and unrealized gains (losses)	(0.86)		1.37	2.35	1.83	(0.32)[c]		(0.20)

Total from investment operations	(0.56)		2.03	3.04	2.42	0.27		0.48

Less distributions from net investment income	(0.98)		(1.77)	(1.17)	(0.14)	(0.41)		(0.02)

Net asset value, end of period	$14.26		$15.80	$15.54	$13.67	$11.39		$11.53

Total return[b]	(3.59)%		15.09%	22.72%	21.44%	2.55%		4.32%
Ratios/supplemental data
Net assets, end of period (000’s)	$46,733		$49,845	$52,842	$50,622	$63,781		$81,171
Ratios to average net assets:
Expenses before expense reduction	0.76%	[d]	0.79%	0.76%	0.73%	0.71%		0.72%
Expenses net of expense reduction	0.73%	[d]	0.78%	0.76%	0.73%	0.71%		0.72%
Net investment income	3.94%	[d]	4.40%	4.72%	4.88%	5.22%	[c]	6.22%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.64		$15.42	$13.59	$11.33	$11.48		$11.04

Income from investment operations:
Net investment income[a]	0.28		0.60	0.65	0.54	0.55	[c]	0.65
Net realized and unrealized gains (losses)	(0.85)		1.36	2.33	1.84	(0.31)[c]		(0.19)

Total from investment operations	(0.57)		1.96	2.98	2.38	0.24		0.46

Less distributions from net investment income	(0.97)		(1.74)	(1.15)	(0.12)	(0.39)		(0.02)

Net asset value, end of period	$14.10		$15.64	$15.42	$13.59	$11.33		$11.48

Total return[b]	(3.69)%		14.74%	22.44%	21.15%	2.24%		4.14%
Ratios/supplemental data
Net assets, end of period (000’s)	$34,385		$19,779	$5,181	$2,119	$1,286		$1,237
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]	1.04%	1.01%	0.98%	0.96%		0.97%
Expenses net of expense reduction	0.98%	[d]	1.03%	1.01%	0.98%	0.96%		0.97%
Net investment income	3.69%	[d]	4.15%	4.47%	4.63%	4.95%	[c]	5.94%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

TGI-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Period Ended June 30, 2005 (unaudited)[c]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.27

Income from investment operations:
Net investment income[a]	0.13
Net realized and unrealized gains (losses)	(0.33)

Total from investment operations	(0.20)

Less distributions from net investment income	(0.97)

Net asset value, end of period	$14.10

Total return[b]	(1.36)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,385
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]
Expenses net of expense reduction	0.98%	[d]
Net investment income	3.69%	[d]
Portfolio turnover rate	15.84%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period April 1, 2005 (effective date) to June 30, 2005.
[d]	Annualized.

See notes to financial statements.

TGI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments 91.7%
Argentina 2.4%
[a]Government of Argentina, FRN, 3.01%, 8/03/12	2,215,000		$1,989,592

Australia 4.3%
New South Wales Treasury Corp., 8.00%, 3/01/08	1,990,000	AUD	1,613,472
Queensland Treasury Corp. 6.00%, 8/14/13	2,200,000	AUD	1,754,105
10/14/15	200,000	AUD	159,900

			3,527,477

Austria 2.1%
Government of Austria, 5.50%, 10/20/07	425,000	EUR	553,331
5.00%, 7/15/12	850,000	EUR	1,168,245

			1,721,576

Belgium 1.2%
Government of Belgium, 7.50%, 07/29/08	686,000	EUR	958,798

Brazil 0.4%
[a]Government of Brazil, L, FRN, 3.125%, 4/15/12	376,358		362,363

Canada 4.6%
Government of Canada, 8.75%, 12/01/05	345,000	CAD	288,596
3.00%, 6/01/06	1,700,000	CAD	1,391,527
5.75%, 9/01/06	200,000	CAD	168,847
6.00%, 6/01/11	937,000	CAD	868,754
Province of Alberta, 7.50%, 12/01/05	930,000	CAD	774,008
5.00%, 12/16/08	170,000	CAD	147,154
senior note, 7.25%, 10/28/05	150,000	CAD	124,153

			3,763,039

Denmark 1.6%
Government of Denmark, 7.00%, 11/15/07	1,450,000	DKK	262,555
5.00%, 11/15/13	3,950,000	DKK	740,511
7.00%, 11/10/24	1,300,000	DKK	313,866

			1,316,932

Finland 2.0%
Government of Finland, 5.00%, 4/25/09	660,000	EUR	876,020
5.375%, 7/04/13	540,000	EUR	766,272

			1,642,292

France 1.3%
Government of France, 4.00%, 10/25/09	845,000	EUR	1,089,138

Germany 2.3%
Government of Germany, 4.00%, 2/16/07	110,000	EUR	137,265
KfW Bankengruppe, senior note, 6.375%, 2/17/15	2,530,000	NZD	1,773,565

			1,910,830

TGI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Greece 1.5%
Government of the Hellenic Republic, 3.25%, 6/21/07	270,000	EUR	$333,847
4.60%, 5/20/13	700,000	EUR	934,745

			1,268,592

Indonesia 5.1%
Government of Indonesia, 11.00%, 10/15/14	600,000,000	IDR	60,907
10.00%, 7/15/17	3,500,000,000	IDR	332,070
11.00%, 11/15/20	2,000,000,000	IDR	194,160
Indonesia Recapital Bond, 14.00%, 6/15/09	7,407,000,000	IDR	837,651
13.15%, 3/15/10	6,005,000,000	IDR	663,429
14.25%, 6/15/13	4,979,000,000	IDR	585,389
14.275%, 12/15/13	13,042,000,000	IDR	1,554,082

			4,227,688

Irish Republic 1.3%
Government of Ireland, 5.00%, 4/18/13	800,000	EUR	1,108,016

Italy 0.1%
Government of Italy, 7.75%, 11/01/06	41,293	EUR	53,712

Malaysia 3.3%
Government of Malaysia, 3.135%, 12/17/07	3,500,000	MYR	923,052
4.305%, 2/27/09	3,660,000	MYR	998,236
4.032%, 9/15/09	1,850,000	MYR	499,378
3.644%, 8/25/10	1,100,000	MYR	291,849

			2,712,515

Mexico 0.8%
Government of Mexico, 144A, 7.50%, 3/08/10	450,000	EUR	640,193

Netherlands 1.0%
Government of Netherlands, 3.00%, 7/15/06	150,000	EUR	183,392
5.75%, 2/15/07	488,000	EUR	625,251

			808,643

New Zealand 3.7%
Government of New Zealand, 7.00%, 7/15/09	4,230,000	NZD	3,063,018

Norway 3.7%
Government of Norway, 6.75%, 1/15/07	18,970,000	NOK	3,091,312

Peru 0.5%
[a]Government of Peru, FRN, 4.50%, 3/07/17	415,800		392,931

Philippines 1.6%
Government of Philippines, 9.00%, 2/15/13	800,000		849,080
Reg S, 9.125%, 2/22/10	330,000	EUR	446,715

			1,295,795

TGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Poland 7.0%
Government of Poland, 8.50%, 11/12/06	4,720,000	PLN	$1,484,868
8.50%, 5/12/07	3,290,000	PLN	1,054,777
6.00%, 5/24/09	5,840,000	PLN	1,832,051
6.25%, 10/24/15	2,490,000	PLN	840,042
5.75%, 9/23/22	1,800,000	PLN	597,071

			5,808,809

Singapore 3.8%
Government of Singapore, 4.00%, 3/01/07	3,450,000	SGD	2,115,460
2.625%, 10/01/07	1,630,000	SGD	980,436

			3,095,896

Slovak Republic 4.7%
Government of Slovakia, 4.95%, 3/05/08	4,000,000	SKK	133,839
4.80%, 4/14/09	33,500,000	SKK	1,136,067
4.90%, 2/05/10	1,000,000	SKK	34,338
8.50%, 8/17/10	30,000,000	SKK	1,189,163
7.50%, 3/13/12	19,000,000	SKK	756,395
5.00%, 1/22/13	6,000,000	SKK	211,786
4.90%, 2/11/14	4,900,000	SKK	173,777
5.30%, 5/12/19	6,700,000	SKK	252,479

			3,887,844

South Africa 0.3%
Government of South Africa, 5.25%, 5/16/13	200,000	EUR	265,957

South Korea 14.2%
Government of Korea, 4.50%, 3/05/06	2,100,000,000	KRW	2,040,272
4.50%, 9/03/06	510,000,000	KRW	496,556
6.90%, 1/16/07	1,200,000,000	KRW	1,210,995
4.75%, 3/03/07	1,600,000,000	KRW	1,566,248
3.75%, 9/10/07	1,700,000,000	KRW	1,615,509
4.75%, 3/12/08	2,883,000,000	KRW	2,839,389
4.50%, 9/09/08	1,945,000,000	KRW	1,905,455

			11,674,424

Spain 0.6%
Government of Spain, 6.00%, 1/31/08	390,000	EUR	517,176

Sweden 6.8%
Government of Sweden, 3.50%, 4/20/06	2,100,000	SEK	272,856
8.00%, 8/15/07	14,990,000	SEK	2,162,117
5.25%, 3/15/11	3,900,000	SEK	571,308
5.50%, 10/08/12	6,280,000	SEK	950,008
[c]Index Linked, 3.50%, 12/01/15	9,800,000	SEK	1,635,527

			5,591,816

TGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Thailand 4.4%
Government of Thailand, 8.50%, 10/14/05	82,800,000	THB	$2,036,243
8.00%, 12/08/06	50,700,000	THB	1,312,947
4.125%, 2/12/08	9,000,000	THB	222,648
8.50%, 12/08/08	1,000,000	THB	28,181

			3,600,019

Ukraine 2.2%
Government of Ukraine, 144A, 6.875%, 3/04/11	260,000		274,463
144A, 7.65%, 6/11/13	1,130,000		1,246,955
FRN, 5.36%, 8/05/09	275,000		297,000

			1,818,418

United Kingdom 0.4%
Government of United Kingdom, 7.50%, 12/07/06	175,000	GBP	328,315

Venezuela 2.5%
Government of Venezuela, 9.25%, 9/15/27	1,710,000		1,799,775
FRN, 3.09%, 4/20/11	265,000		243,800

			2,043,575

Total Long Term Investments (Cost $69,592,647)			75,576,701

Short Term Investments 3.6%
Canada 0.8%
[d]Canada Treasury Bills, 7/14/05 - 7/28/05	820,000	CAD	668,401

Norway 1.9%
[d]Norway Treasury Bills, 9/21/05 - 3/15/06	10,540,000	NOK	1,601,653

Thailand 0.9%
[d]Thailand Treasury Bills, 3/09/06 - 4/17/06	31,500,000	THB	747,262

Total Short Term Investments (Cost $3,129,737)			3,017,316

Total Investments (Cost $72,722,384) 95.3%			78,594,017
Other Assets, less Liabilities 4.7%			3,909,510

Net Assets 100.0%			$82,503,527

TGI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR  - Euro

GBP - British Pound

IDR   - Indonesian Rupiah

KRW - Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN  - Polish Zloty

SEK  - Swedish Krona

SGD - Singapore Dollar

SKK  - Slovak Koruna

THB  - Thai Baht

Selected Portfolio Abbreviations

FRN - Floating Rate Note

[a]The	coupon shown represents the rate at period end.
[b]The	principal amount is stated in U.S. dollars unless otherwise indicated.
[c]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(e).
[d]A	portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

TGI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$72,722,384

Value	78,594,017
Cash	2,225,898
Foreign currency, at value (cost $12,076)	16,127
Receivables:
Capital shares sold	636,217
Interest	1,679,676

Total assets	83,151,935

Liabilities:
Payables:
Investment securities purchased	518,754
Capital shares redeemed	52,192
Affiliates	58,413
Other liabilities	19,049

Total liabilities	648,408

Net assets, at value	$82,503,527

Net assets consist of:
Undistributed net investment income	$93,580
Net unrealized appreciation (depreciation)	5,804,333
Accumulated net realized gain (loss)	(6,713,971)
Paid-in capital	83,319,585

Net assets, at value	$82,503,527

Class 1:
Net assets, at value	$46,733,270

Shares outstanding	3,277,548

Net asset value and offering price per share	$14.26

Class 2:
Net assets, at value	$34,385,284

Shares outstanding	2,438,528

Net asset value and offering price per share	$14.10

Class 3:
Net assets, at value	$1,384,973

Shares outstanding	98,230

Net asset value and offering price per share[a]	$14.10

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

TGI-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest (net of foreign taxes of $48,374)	$1,737,823

Expenses:
Management fees (Note 3a)	232,406
Distribution fees: (Note 3c)
Class 2	32,529
Class 3	179
Unaffiliated transfer agent fees	1,010
Custodian fees (Note 4)	24,566
Reports to shareholders	13,977
Professional fees	9,060
Trustees’ fees and expenses	188
Other	1,932

Total expenses	315,847
Expense reductions (Note 4)	(12,739)

Net expenses	303,108

Net investment income	1,434,715

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,361,630
Foreign currency transactions	56,203

Net realized gain (loss)	2,417,833

Net change in unrealized appreciation (depreciation) on:
Investments	(6,485,465)
Translation of assets and liabilities denominated in foreign currencies	(164,771)

Net change in unrealized appreciation (depreciation)	(6,650,236)

Net realized and unrealized gain (loss)	(4,232,403)

Net increase (decrease) in net assets resulting from operations	$(2,797,688)

See notes to financial statements.

TGI-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$1,434,715	$2,517,578
Net realized gain (loss) from investments and foreign currency transactions	2,417,833	3,274,668
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(6,650,236)	2,897,782

Net increase (decrease) in net assets resulting from operations	(2,797,688)	8,690,028

Distributions to shareholders from:
Net investment income:
Class 1	(3,016,853)	(5,364,377)
Class 2	(2,073,846)	(706,986)
Class 3	(32,207)	—

Total distributions to shareholders	(5,122,906)	(6,071,363)

Capital share transactions: (Note 2)
Class 1	1,683,708	(4,352,338)
Class 2	17,688,346	13,335,159
Class 3	1,427,894	—

Total capital share transactions	20,799,948	8,982,821

Net increase (decrease) in net assets	12,879,354	11,601,486
Net assets:
Beginning of period	69,624,173	58,022,687

End of period	$82,503,527	$69,624,173

Undistributed net investment income included in net assets:
End of period	$93,580	$3,781,771

See notes to financial statements.

TGI-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Global Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGI-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

TGI-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective April 1, 2005, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005[a]		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	210,777	$3,266,117	142,426	$2,100,636
Shares issued in reinvestment of distributions	210,969	3,016,853	400,626	5,364,377
Shares redeemed	(299,068)	(4,599,262)	(788,314)	(11,817,351)

Net increase (decrease)	122,678	$1,683,708	(245,262)	$(4,352,338)

Class 2 Shares:
Shares sold	1,092,580	$16,595,383	973,769	$14,111,268
Shares issued in reinvestment of distributions	146,665	2,073,846	53,237	706,986
Shares redeemed	(65,040)	(980,883)	(98,666)	(1,483,095)

Net increase (decrease)	1,174,205	$17,688,346	928,340	$13,335,159

Class 3 Shares:
Shares sold	99,895	$1,451,326
Shares issued in reinvestment of distributions	2,233	31,575
Shares redeemed	(3,898)	(55,007)

Net increase (decrease)	98,230	$1,427,894

[a]	For the period April 1, 2005 (effective date) to June 30, 2005, for Class 3.

TGI-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

TGI-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$4,883,076
2008	2,370,518
2009	1,649,033
2010	177,731

$9,080,358

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$73,854,526

Unrealized appreciation	$7,149,420
Unrealized depreciation	(2,409,929)

Net unrealized appreciation (depreciation)	$4,739,491

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $25,675,306 and $11,161,345, respectively.

7. CREDIT RISK

The Fund has 15.43% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

TGI-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TGI-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from interest paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0395	0.0000	0.0391	0.0000	0.0391
Austria	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Belgium	0.0000	0.0169	0.0000	0.0167	0.0000	0.0167
Brazil	0.0000	0.0037	0.0000	0.0037	0.0000	0.0037
Bulgaria	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Canada	0.0000	0.0112	0.0000	0.0111	0.0000	0.0111
Colombia	0.0000	0.0053	0.0000	0.0052	0.0000	0.0052
Denmark	0.0000	0.0094	0.0000	0.0093	0.0000	0.0093
Finland	0.0000	0.0189	0.0000	0.0187	0.0000	0.0187
France	0.0000	0.0158	0.0000	0.0157	0.0000	0.0157
Germany	0.0000	0.0096	0.0000	0.0095	0.0000	0.0095
Greece	0.0000	0.0090	0.0000	0.0089	0.0000	0.0089
Hungary	0.0000	0.0128	0.0000	0.0127	0.0000	0.0127
Indonesia	0.0080	0.0691	0.0080	0.0684	0.0080	0.0684
Ireland	0.0000	0.0110	0.0000	0.0109	0.0000	0.0109
Italy	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Mexico	0.0000	0.0109	0.0000	0.0108	0.0000	0.0108
Netherlands	0.0000	0.0213	0.0000	0.0210	0.0000	0.0210
New Zealand	0.0000	0.0536	0.0000	0.0530	0.0000	0.0530
Norway	0.0000	0.0193	0.0000	0.0191	0.0000	0.0191
Philippines	0.0000	0.0185	0.0000	0.0183	0.0000	0.0183
Poland	0.0000	0.0244	0.0000	0.0241	0.0000	0.0241
Russia	0.0000	0.0192	0.0000	0.0190	0.0000	0.0190
Singapore	0.0000	0.0005	0.0000	0.0005	0.0000	0.0005
South Africa	0.0000	0.0023	0.0000	0.0023	0.0000	0.0023
South Korea	0.0057	0.0455	0.0057	0.0451	0.0057	0.0451
Spain	0.0000	0.0130	0.0000	0.0128	0.0000	0.0128
Sweden	0.0000	0.0515	0.0000	0.0510	0.0000	0.0510
Thailand	0.0000	0.0365	0.0000	0.0362	0.0000	0.0362
Ukraine	0.0000	0.0183	0.0000	0.0181	0.0000	0.0181
United Kingdom	0.0000	0.0042	0.0000	0.0042	0.0000	0.0042
Venezuela	0.0000	0.0398	0.0000	0.0394	0.0000	0.0394

Total	$0.0137	$0.6423	$0.0137	$0.6357	$0.0137	$0.6357

TGI-26

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Citigroup World Government Bond Index is market capitalization weighted and tracks total returns of government bonds in 17 developed countries globally.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

HSBC Asian Local Bond Index (ALBI) tracks total return performance of a bond portfolio, which consists of local-currency denominated, high quality and liquid bonds in Asia ex-Japan. Local bond market returns are from country sub-indexes of the HSBC ALBI.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Euro Emerging Markets Bond Index Global (EMBIG) tracks total returns for euro-denominated, straight fixed coupon instruments issued by emerging market sovereign and quasi-sovereign entities.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Intermediate Government Bond Index includes securities issued by the U.S. Treasury or agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper General Bond Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper Open-End underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and intend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/05, there were 49 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the six-month period ended 6/30/05, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and Agency issues. For the six-month period ended 6/30/05, there were 56 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/05, there were 89 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the six-month period ended 6/30/05, there were 20 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Merrill Lynch U.S. Treasury STRIPs 1-Year Index is a constant maturity STRIP (Separate Trading of Registered Interest and Principal of Securities) index that tracks rate-of-return performance for specific points on the STRIPs yield curve. The index is composed of a single synthetic security rolled daily so as to achieve a 1-year constant maturity.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

Morgan Stanley Capital International (MSCI) USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of global emerging markets stocks.

Standard & Poor’s 500 Electric Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

Board Review of Investment Advisory Contracts

At a meeting held April 19, 2005, the Board of Trustees (“Board”), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for each of 21 separate funds within the Trust (“Fund(s)”). The investment advisory contracts for the recently formed Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were approved for an initial term in December 2004. In approving the renewal of the Funds’ investment advisory contracts, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by each Fund’s Investment Manager (“Manager”) and its affiliates.

Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services (“Lipper”), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all the Funds were considered at the same Board meeting, the Trustees dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures, established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of the amount of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each individual Fund showed the investment performance of Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended February 28, 2005, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Global Communications Securities Fund – The performance universe for this Fund consisted of the Fund and all specialty and miscellaneous funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period and each of the previous two- and three-year periods on an annualized basis were the third highest among the nine funds constituting the performance universe, and for the previous four years on an annualized basis was at the median of such performance universe. There was no meaningful universe in existence for earlier periods. The Board was satisfied with such performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period and on an annualized basis in each of the previous three-, five- and ten-year periods to be in the first or highest quintile of such performance universe. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth or second lowest quintile of such universe, and on an annualized basis for each of the previous three- and ten-year periods to be in the fifth or lowest quintile of such performance universe, and to be in the second highest quintile for the previous five-year period. The Board noted, however, that the Fund’s actual level of total return was in excess of 9% for the one-year period and 10% for the annualized previous ten-year period as shown in the Lipper report. The Board was satisfied with this performance.

Franklin High Income Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second highest quintile of such universe for the one-year period and in the highest quintile during each of the previous three-, five- and ten-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the highest quintile in its performance universe for the one-year period and in the third, fourth and fifth quintile of such universe on an annualized basis for each of the previous three-, five- and ten-year periods, respectively. The Board was satisfied with such performance.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second highest quintile of such universe for the one-year period and the highest for each of the previous three-, five- and ten- year periods on an annualized basis. The Lipper report showed the Fund’s total return to be the highest in its performance universe for the one-year period and for each of the previous three-, five- and ten-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth quintile of such universe and to be in the middle and second highest quintiles of such universe on an annualized basis for the previous three- and five-year periods, respectively. The Fund has not been in existence for a full ten-year period. The Board believed such performance to be acceptable.

Franklin Money Market Fund – The performance universe for this Fund consisted of the Fund and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return during the one-

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

year period to be in the fourth quintile of such performance universe and on an annualized basis to be in the fourth quintile during the previous three- and five-year periods, and in the upper half of such universe for the previous ten-year period. The Board found such performance to be acceptable noting this was the smallest fund in the Trust and that it was managed conservatively with a high-quality portfolio.

Franklin Real Estate Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second highest quintile of such universe for the one-year period and on an annualized basis to be at the median of such universe for the previous three-year period, and in the second highest quintile for the previous five-year period. No meaningful universe existed for the ten-year period. The Board was satisfied with such performance.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the first or highest quintile of such universe for the one-year period as well as for the previous three- and five-year periods on an annualized basis. There was no meaningful universe for the ten-year period. The Lipper report showed the Fund’s total return to be in the fifth or lowest quintile of the performance universe for the one-year period and on an annualized basis to also be in the fifth quintile for the previous three-year period, but to be in the upper half of such universe for the previous five-year period. The Board was satisfied with such performance, noting that the Fund’s total return for the one-year period exceeded 7.5% and for the annualized three-year period exceeded 9%, as shown in the Lipper report.

Franklin Small-Mid Cap Growth Securities Fund (formerly, Franklin Small Cap Fund) – The performance universe for this Fund consisted of the Fund and all small-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth quintile and on an annualized basis to be in the lowest quintile of such universe for each of the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. In discussing this performance with the Board, management pointed out that among other reasons, the growth style of investing followed by the Fund had performed poorly over the past five years in comparison to the value style approach followed by many of the funds within the performance universe. It was noted that effective May 2005, the Fund would have a new lead manager and change its name to Franklin Small-Mid Cap Growth Securities Fund and its main investment strategy to that of investing at least 80% of its net assets in investments of small- and mid-capitalization companies. The Board in accepting the Fund’s performance noted these changes.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the upper half of such performance universe, and on an annualized basis to be in the second highest quintile of such universe during the previous three-year period and the third or middle quintile for the previous five-year period. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return to be in the first or highest quintile of such universe for the one-year period, and on an annualized basis to be in the middle quintile for the previous three-year period, and the highest quintile for the previous five-year period. The Board was satisfied with such performance.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the fourth quintile of such performance universe for the one-year period, and on an annualized basis to be in the lowest quintile during the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return to be in the first or highest quintile of such universe during the one-year period as well as the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income

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Board Review of Investment Advisory Contracts (continued)

return for the one-year period to be in the highest quintile of such universe and on an annualized basis to be in the highest quintile of such universe for the previous three- and ten-year periods, and the second highest quintile for the previous five-year period. The Lipper report showed the Fund’s total return to be in the second highest quintile of such universe for the one-year period, and on an annualized basis to be in the second highest quintile during the previous three- and five-year periods, and the highest quintile during the previous ten-year period. The Board was satisfied with such performance.

Franklin Zero Coupon Funds – These Funds consist of a zero coupon fund maturing in December 2005 (the “2005 Fund”) and a zero coupon fund maturing in December 2010 (the “2010 Fund”). The performance universe consisted of the 2005 Fund, the 2010 Fund and all other target maturity funds underlying variable insurance products as selected by Lipper. The 2005 Fund matures in December of this year and will be converted into cash. Its past performance has been satisfactory and for the one-year period was in the first quintile of such universe on an income return basis and the third quintile on a total return basis as shown in the Lipper report. The Lipper report showed the 2010 Fund’s income return for the one-year period to be in the second highest quintile of such universe and on an annualized basis to be in the third or middle quintile for the previous three-year period, and the fourth quintile for the previous five-year period. The Lipper report showed the 2010 Fund’s total return to be in the highest quintile of the performance universe during the one-year period and each of the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Mutual Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such universe and on an annualized basis to be in the second highest, and first or highest quintile for the previous three- and five-year periods, respectively. The Fund has not been in existence for a full ten-year period. The Board was satisfied with such performance.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe, and on an annualized basis to also be in the highest quintile for the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of the performance universe and to be in the highest quintile during each of the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of such performance universe and to be in the highest quintile during each of the previous three- and five-year periods on an annualized basis. The Fund has not been in existence for a full ten-year period. The Board was satisfied with such performance.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe and on an annualized basis to be in the lowest and fourth quintile during the previous three- and five-year periods, respectively. While the Fund had been in existence for a period of ten full years, the universe consisted of only five funds with annualized returns covering such period, with the Fund’s total return being at the median of such five fund universe. In discussing this performance, management cited its long-term approach and other factors, including the restructuring of the Fund’s portfolio to reduce its holdings of European securities, which had rebounded in recent years. In finding such performance acceptable, the Board noted that the actual level of the Fund’s total return for the one-year period exceeded 15%, and on an annualized basis exceeded 10% during the previous three-year period, and 9% for the previous ten-year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Board Review of Investment Advisory Contracts (continued)

Templeton Global Asset Allocation Fund – The performance universe for this Fund consisted of the Fund and all global flexible portfolio funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of such performance universe and on an annualized basis to be in the highest quintile during each of the previous three-, five- and ten-year periods. The Board was satisfied with such performance.

Templeton Global Income Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to also be in the highest quintile for the previous three- and ten-year periods, and the second highest quintile for the previous five-year period. The Lipper report showed the Fund’s total return for the one-year period as well as for the previous three-, five- and ten-year periods on an annualized basis to be in the highest quintile of the performance universe. The Board was satisfied with such performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be at the median of such universe and on an annualized basis to be in the fourth quintile for the previous three-year period, the second highest quintile for the previous five-year period, and the highest among the three funds within the universe whose total returns covered a ten-year period. The Board was satisfied with this performance, noting that the Fund’s total return for the one-year period exceeded 13% and exceeded 9% on an annualized basis for the previous three-year period as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund’s investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund’s management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group.

The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares.

•	The results of such comparisons showed that both the effective management fee rates and actual total expenses of the following Funds were in the lowest quintile of their respective Lipper expense group: Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin Income Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, and Templeton Global Income Securities Fund. The Board was satisfied with the comparative effective management fees and expenses of these Funds.

•	The effective management fee rate for each of the following Funds was below the median and their actual total expenses were in the lowest quintile of their respective Lipper expense group: Franklin High Income Fund, Franklin Strategic Income Securities Fund, and Mutual Shares Securities Fund. The Board was satisfied with the comparative effective management fees and expenses of these Funds.

•	The effective management fee rate for Templeton Foreign Securities Fund was slightly above the median of its Lipper expense group, but its actual total expenses were in the first or lowest quintile and the Board was satisfied with the comparative expenses of this Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Board Review of Investment Advisory Contracts (continued)

•	The effective management fee rate for Franklin Large Cap Growth Securities Fund was slightly above the median of its Lipper expense group, but its actual total expenses were slightly below the median of such group and the Board found the comparative expenses of this Fund to be acceptable.

•	The effective management fee rate for Templeton Global Asset Allocation Fund was in the highest quintile of its Lipper expense group, but its actual total expenses were in the lowest quintile of such group and the Board found the comparative expenses of this Fund to be acceptable.

•	The effective management fee rates of Zero Coupon Fund 2005 and Zero Coupon Fund 2010 were at the median of their Lipper expense group and their actual total expenses were at or below the median of such group. The Board was satisfied with such comparative expenses.

•	The effective management fee rate as well as the actual total expenses of Franklin Money Market Fund was in the highest quintile of that Fund’s Lipper expense group. In discussing such expense comparisons, management stated that this Fund, which was already the smallest of its variable insurance funds, was continuously decreasing in size as the result of the discontinuance of sales to new investors by the insurance company who historically had utilized this Fund and whose accounts held approximately 97% of the Fund’s shares. Management further explained that such small size and its continuous reduction resulted in higher expense ratios for reasons including the inability to reach breakpoint levels provided in its management fee structure. The Board found the comparative expenses of the Fund to be acceptable in view of management’s explanation.

•	The effective fee rate for Templeton Growth Securities Fund was in the fourth or second highest quintile of its Lipper expense group while its actual total expenses were in the third or middle quintile of such group. It was agreed that effective May 1, 2005, breakpoints starting at the $1 billion level would be added to the management fee schedule for this Fund whose assets were approximately $2 billion at the date of the Board meeting.

•	The effective fee rate of Templeton Developing Markets Securities Fund as well as its actual total expenses was in the fourth or second highest quintile of its Lipper expense group. In discussing these comparative expenses, management stated its belief that the Fund’s management fee was at an appropriate level in view of the Fund’s consistently superior investment performance and factors such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in emerging markets geographical areas. Following discussions, it was agreed that effective May 1, 2005, breakpoints starting at the $1 billion level would be added to the management fee schedule for the Fund whose assets were approximately $900 million at the date of the Board meeting.

•	The effective fee rate of Mutual Discovery Securities Fund as well as its actual total expenses was also in the fourth or second highest quintile of its Lipper expense group. In discussing these comparative expenses, management stated its view that the Fund’s management fee was at an appropriate level in view of the Fund’s consistently superior investment performance, the quality and experience of its portfolio managers and the research driven fundamental value strategy employed in its portfolio selections. Management also pointed out that the management fee structure of the Fund was comparable to that of its retail counterpart, Mutual Discovery Fund, and agreed effective May 1, 2005, to add additional breakpoints beginning at the $4 billion level to make the management fee structure of the two funds identical. The assets of the Fund were approximately $550 million at the date of the Board meeting. The Board found the comparative expenses of the Fund to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each Fund. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, as well as potential benefits resulting from allocation of fund brokerage and the use of “soft” commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Board Review of Investment Advisory Contracts (continued)

recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund’s independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability.

Included in the profitability analysis were the revenue and related costs involved in managing each Fund, as well as their relative contribution to the profitability of the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines.

With the exception of Templeton Foreign Securities Fund and Mutual Shares Securities Fund, all of the Funds have management fee breakpoints that extend beyond their existing asset size. The last management fee breakpoint level for Templeton Foreign Securities Fund applies to assets in excess of $1.3 billion and the Fund had net assets of approximately $2 billion at the date of the Board meeting. The management fee for Mutual Shares Securities Fund consists of an advisory fee component of 0.60% at all levels, plus an administration fee with breakpoints up to the $1.2 billion asset level and the Fund had net assets of approximately $2.8 billion at the date of the Board meeting. In discussing this, management expressed its view that the fees under the investment advisory contract for each Fund anticipated economies of scale and pointed out that the actual total expenses for each of Templeton Foreign Securities Fund and Mutual Shares Securities Fund were in the lowest quintile of their respective Lipper expense groups and that their effective management fee rates were slightly above the mean of the Lipper expense group in the case of Templeton Foreign Securities and below such mean in the case of Mutual Shares Securities Fund. Management also observed, and the Board agreed, that the fact a fund has assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. In view of the above facts and considerations, the Board believed in the case of each Fund that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides for a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (“Policies”) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Proxy Voting Policies and Procedures (continued)

franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold only to insurance company separate accounts (“Separate Account”) to serve as the investment vehicles for both variable annuity and variable life insurance contracts. This Semiannual Report must be preceded or accompanied by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses, which contain more detailed information, including sales charges, risks and advantages. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2005 08/05

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

EXHIBIT (A)

Code of Ethics for Principal Executives & Senior Financial Officers

Procedures	Dated July 2004

FRANKLIN TEMPLETON FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.	Covered Officers and Purpose of the Code

This code of ethics (the “Code”) applies to the Principal Executive Officers, Principal Financial Officer and Principal Accounting Officer (the “Covered Officers,” each of whom is set forth in Exhibit A) of each investment company advised by a Franklin Resources subsidiary and that is registered with the United States Securities & Exchange Commission (“SEC”) (collectively, “FT Funds”) for the purpose of promoting:

•	Honest and ethical conduct, including the ethical resolution of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by or on behalf of the FT Funds;

•	Compliance with applicable laws and governmental rules and regulations;

•	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	Accountability for adherence to the Code.

Each Covered Officer will be expected to adhere to a high standard of business ethics and must be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder.

Franklin Resources, Inc. has separately adopted the Code of Ethics and Business Conduct (“Business Conduct”), which is applicable to all officers, directors and employees of Franklin Resources, Inc., including Covered Officers. It summarizes the values, principles and business practices that guide the employee’s business conduct and also provides a set of basic principles to guide officers, directors and employees regarding the minimum ethical requirements expected of them. It supplements the values, principles and business conduct identified in the Code and other existing employee policies.

Additionally, the Franklin Templeton Funds have separately adopted the Code of Ethics and Policy Statement on Insider Trading governing personal securities trading and other related matters. The Code for Insider Trading provides for separate requirements that apply to the Covered Officers and others, and therefore is not part of this Code.

Insofar as other policies or procedures of Franklin Resources, Inc., the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. Please review these other documents or consult with the Legal Department if have questions regarding the applicability of these policies to you.

III.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the FT Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of apposition with the FT Funds.

Certain conflicts of interest arise out of the relationships between Covered Officers and the FT Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the FT Funds because of their status as “affiliated persons” of the FT Funds. The FT Funds’ and the investment advisers’ compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the FT Funds, the investment advisers and the fund administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the FT Funds, for the adviser, the administrator, or for all three), be involved in establishing policies and implementing decisions that will have different effects on the adviser, administrator and the FT Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the FT Funds, the adviser, and the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the FT Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the FT Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the FT Funds.

Each Covered Officer must:

•	Not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the FT Funds whereby the Covered Officer would benefit personally to the detriment of the FT Funds;

•	Not cause the FT Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the FT Funds;

•	Not retaliate against any other Covered Officer or any employee of the FT Funds or their affiliated persons for reports of potential violations that are made in good faith;

•	Report at least annually the following affiliations or other relationships:[1]

•	all directorships for public companies and all companies that are required to file reports with the SEC;

•	any direct or indirect business relationship with any independent directors of the FT Funds;

•	any direct or indirect business relationship with any independent public accounting firm (which are not related to the routine issues related to the firm’s service as the Covered Persons accountant); and

•	any direct or indirect interest in any transaction with any FT Fund that will benefit the officer (not including benefits derived from the advisory, sub-advisory, distribution or service agreements with affiliates of Franklin Resources).

These reports will be reviewed by the Legal Department for compliance with the Code.

[1]	Reporting of these affiliations or other relationships shall be made by completing the annual Directors and Officers Questionnaire and returning the questionnaire to Franklin Resources Inc, General Counsel or Deputy General Counsel.

There are some conflict of interest situations that should always be approved in writing by Franklin Resources General Counsel or Deputy General Counsel, if material. Examples of these include2:

•	Service as a director on the board of any public or private Company;

•	The receipt of any gifts in excess of $100 from any person, from any corporation or association

•	The receipt of any entertainment from any Company with which the FT Funds has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety. Notwithstanding the foregoing, the Covered Officers must obtain prior approval from the Franklin Resources General Counsel for any entertainment with a value in excess of $1000.

•	Any ownership interest in, or any consulting or employment relationship with, any of the FT Fund’s service providers, other than an investment adviser, principal underwriter, administrator or any affiliated person thereof;

•	A direct or indirect financial interest in commissions, transaction charges or spreads paid by the FT Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

Franklin Resources General Counsel or Deputy General Counsel will provide a report to the FT Funds Audit Committee of any approvals granted at the next regularly scheduled meeting.

IV.	Disclosure and Compliance

•	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the FT Funds;

•	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the FT Funds to others, whether within or outside the FT Funds, including to the FT Funds’ directors and auditors, and to governmental regulators and self-regulatory organizations;

•	Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the FT Funds, the FT Fund’s adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the FT Funds file with, or submit to, the SEC and in other public communications made by the FT Funds; and

•	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

V.	Reporting and Accountability

Each Covered Officer must:

•	Upon becoming a covered officer affirm in writing to the Board that he or she has received, read, and understands the Code (see Exhibit B);

[2]	Any activity or relationship that would present a conflict for a Covered Officer may also present a conflict for the Covered Officer if a member of the Covered Officer’s immediate family engages in such an activity or has such a relationship. The Cover Person should also obtain written approval by FT’s General Counsel in such situations.

•	Annually thereafter affirm to the Board that he has complied with the requirements of the Code; and

•	Notify Franklin Resources’ General Counsel or Deputy General Counsel promptly if he or she knows of any violation of this Code. Failure to do so is itself is a violation of this Code.

Franklin Resources’ General Counsel and Deputy General Counsel are responsible for applying this Code to specific situations in which questions are presented under it and have the authority to interpret this Code in any particular situation.3 However, the Independent Directors of the respective FT Funds will consider any approvals or waivers4 sought by any Chief Executive Officers of the Funds.

The FT Funds will follow these procedures in investigating and enforcing this Code:

•	Franklin Resources General Counsel or Deputy General Counsel will take all appropriate action to investigate any potential violations reported to the Legal Department;

•	If, after such investigation, the General Counsel or Deputy General Counsel believes that no violation has occurred, The General Counsel is not required to take any further action;

•	Any matter that the General Counsel or Deputy General Counsel believes is a violation will be reported to the Independent Directors of the appropriate FT Fund;

•	If the Independent Directors concur that a violation has occurred, it will inform and make a recommendation to the Board of the appropriate FT Fund or Funds, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•	The Independent Directors will be responsible for granting waivers, as appropriate; and

•	Any changes to or waivers of this Code will, to the extent required, are disclosed as provided by SEC rules.[5]

VI.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the FT Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the FT Funds, the FT Funds’ advisers, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The FT Code of Ethics and Policy Statement On Insider Trading, adopted by the FT Funds, FT investment advisers and FT Fund’s principal underwriter pursuant to Rule 17j-1 under the Investment Company Act, the Code of Ethics and Business Conduct and more detailed policies and procedures set forth in FT’s Employee Handbook are separate requirements applying to the Covered Officers and others, and are not part of this Code.

[3]	Franklin Resources General Counsel and Deputy General Counsel are authorized to consult, as appropriate, with members of the Audit Committee, counsel to the FT Funds and counsel to the Independent Directors, and are encouraged to do so.
[4]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant. See Part X.
[5]	See Part X.

VII.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the FT Funds’ Board including a majority of independent directors.

VIII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the FT Funds’ Board and their counsel.

IX.	Internal Use

The Code is intended solely for the internal use by the FT Funds and does not constitute an admission, by or on behalf of any FT Funds, as to any fact, circumstance, or legal conclusion.

X.	Disclosure on Form N-CSR

Item 2 of Form N-CSR requires a registered management investment company to disclose annually whether, as of the end of the period covered by the report, it has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these officers are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, it must explain why it has not done so.

The registrant must also: (1) file with the SEC a copy of the code as an exhibit to its annual report; (2) post the text of the code on its Internet website and disclose, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted the code on its Internet website; or (3) undertake in its most recent report on Form N-CSR to provide to any person without charge, upon request, a copy of the code and explain the manner in which such request may be made. Disclosure is also required of amendments to, or waivers (including implicit waivers) from, a provision of the code in the registrant’s annual report on Form N-CSR or on its website. If the registrant intends to satisfy the requirement to disclose amendments and waivers by posting such information on its website, it will be required to disclose its Internet address and this intention.

The Legal Department shall be responsible for ensuring that:

•	a copy of the Code is filed with the SEC as an exhibit to each Fund’s annual report; and

•	any amendments to, or waivers (including implicit waivers) from, a provision of the Code is disclosed in the registrant’s annual report on Form N-CSR.

In the event that the foregoing disclosure is omitted or is determined to be incorrect, the Legal Department shall promptly file such information with the SEC as an amendment to Form N-CSR.

In such an event, the Fund Chief Compliance Officer shall review the Code and propose such changes to the Code as are necessary or appropriate to prevent reoccurrences.

EXHIBIT A

Persons Covered by the Franklin Templeton Funds

Code of Ethics

August 2004

FRANKLIN GROUP OF FUNDS

Edward B. Jamieson,	President and Chief Executive Officer – Investment Management
Charles B. Johnson,	President and Chief Executive Officer – Investment Management
Gregory E. Johnson,	President and Chief Executive Officer – Investment Management
Rupert H. Johnson, Jr.	President and Chief Executive Officer – Investment Management
William J. Lippman,	President and Chief Executive Officer – Investment Management
Christopher Molumphy	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration
Galen G. Vetter	Chief Financial Officer

FRANKLIN MUTUAL SERIES FUNDS

David Winters	Chairman of the Board, President, Chief Executive Officer-Investment Management
Jimmy D. Gambill	Senior Vice President and Chief Executive Officer-Finance and Administration

Galen G. Vetter	Chief Financial Officer

TEMPLETON GROUP OF FUNDS

Jeffrey A. Everett	President and Chief Executive Officer – Investment Management
Martin L. Flanagan	President and Chief Executive Officer – Investment Management
Mark Mobius	President and Chief Executive Officer – Investment Management
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Gary P. Motyl	President and Chief Executive Officer – Investment Management
Donald F. Reed	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration

Galen G. Vetter	Chief Financial Officer

Exhibit B

ACKNOWLEDGMENT FORM

July 2004

Franklin Templeton Funds Code of Ethics

For Principal Executive and Senior Financial Officers.

Instructions:

1.	Complete all sections of this form.
2.	Print the completed form, sign, and date.
3.	Submit completed form to FT’s General Counsel within 10 days of becoming a Covered Officer and by January 30th of each subsequent year.

Inter-office mail:	Murray Simpson, General Counsel, Legal SM-920/2
Telephone:	(650) 312-7331 Fax: (650) 312-2221
E-mail:	Simpson, Murray (internal address);
mlsimpson@frk.com (external address)

Covered Officer’s Name:

Title:

Department:

Location:

Certification for Year Ending:

To: Franklin Resources General Counsel, Legal Department

I hereby acknowledge receipt of a copy of Franklin Templeton Fund’s code of ethics for Principal Executive Officers and Senior Financial Officers (the “Code”) that I have read and understand. I will comply fully with all provisions of the Code to the extent they apply to me during the period of my employment. I further understand and acknowledge that any violation of the Code may subject me to disciplinary action, including termination of employment

Signature	Date signed

Item 1. Reports to Stockholders.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.	N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1)	Code of Ethics for Principal Executive and Senior Financial Officers

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date:	August 19, 2005

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer